VARIABLE ANNUITY PROSPECTUS
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T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
     An Individual Flexible Premium
     Deferred Variable Annuity Contract
     May 1, 2001

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     ISSUED BY:                                  MAILING ADDRESS:
     First Security Benefit Life                 First Security Benefit Life
      Insurance and Annuity                      Insurance and Annuity
     Company of New York                         Company of New York
     70 West Red Oak Lane, 4th Floor             P.O. Box 2788
     White Plains, New York 10604                Topeka, Kansas 66601-9804
     1-800-355-4570                              1-800-239-4703

INTRODUCTION
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     > THE  SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE.
       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     > THIS  PROSPECTUS IS ACCOMPANIED  BY A CURRENT  PROSPECTUS FOR THE T. ROWE
       PRICE EQUITY SERIES,  INC.,  THE T. ROWE PRICE FIXED INCOME SERIES,  INC.
       AND THE T. ROWE PRICE  INTERNATIONAL  SERIES,  INC.  YOU SHOULD  READ THE
       PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     This  Prospectus  describes the T. Rowe Price No-Load  Variable  Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by First Security  Benefit Life  Insurance and Annuity  Company of New York
     (the  "Company").  The Contract is available for  individuals  as a non-tax qualified  retirement plan. The Contract is also available as an individual retirement  annuity  ("IRA")  qualified  under  Section  408 or a Roth  IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is
     designed to give you  flexibility  in  planning  for  retirement  and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the T. Rowe Price
     Variable  Annuity  Account of First  Security  Benefit Life  Insurance  and
     Annuity  Company  of New York,  or to the  Fixed  Interest  Account  of the
     Company.  Each Subaccount  invests in a  corresponding  Portfolio of the T.
     Rowe Price Equity  Series,  Inc.,  the T. Rowe Price Fixed  Income  Series,
     Inc., or the T. Rowe Price International  Series, Inc. (the "Funds").  Each
     Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

     The investments  made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe
     Price  Associates,  Inc.,  including  other  mutual  funds with  investment objectives  and  policies  similar  to those of the  Portfolios.  Different performance  will result due to  differences  in cash flows into and out of the  Portfolios,  different fees and expenses and  differences in portfolio size and positions.

     Amounts that you allocate to the Subaccounts  will vary based on investment performance of the Subaccounts.  The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

     Amounts  that you  allocate  to the  Fixed  Interest  Account  will  accrue interest at rates that are paid by the Company as  described  in "The Fixed
     Interest  Account,"  page 29. The Company  guarantees  Account Value in the
     Fixed Interest Account.

     When you are  ready to  begin  receiving  Annuity  Payments,  the  Contract provides several options for Annuity Payments (see "Annuity  Options," page
     26.)

     You may return a Contract  according  to the terms of its  Free-Look  Right
     (see  "Free-Look  Right," page 22). This  Prospectus  concisely  sets forth information  about the  Contract  and the T. Rowe  Price  Variable  Annuity
     Account that you should know before purchasing the Contract. The "Statement of Additional  Information,"  dated May 1, 2001,  which has been filed with the  Securities  and  Exchange  Commission  (the  "SEC")  contains  certain additional information.  The Statement of Additional Information, as it may
     be  supplemented  from time to time, is incorporated by reference into this
     Prospectus and is available at no charge, by writing the Company at 70 West
     Red Oak  Lane,  4th  Floor,  White  Plains,  New York  10604.  The table of contents of the Statement of Additional Information is set forth on page 42 of this Prospectus.

     Date:  May 1, 2001

CONTENTS
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      > THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS
        PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED
        IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
        PROSPECTUS  OR THAT WE HAVE  REFERRED  YOU TO.  WE HAVE  NOT  AUTHORIZED
        ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

     Definitions                                                               5
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     Summary                                                                   7
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     Expense Table                                                             9
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     Condensed Financial Information                                          12
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     Information About the Company, the Separate Account, and the Funds       13
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     The Contract                                                             16
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     Charges and Deductions                                                   23
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     Annuity Payments                                                         24
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     The Fixed Interest Account                                               29
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     More About the Contract                                                  31
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     Federal Tax Matters                                                      32
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     Other Information                                                        38
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     Performance Information                                                  41
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     Additional Information                                                   41
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DEFINITIONS
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     > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

     ACCOUNT  VALUE  The  total  value of a  Contract,  which  includes  amounts allocated to the  Subaccounts and the Fixed Interest  Account.  The Company
     determines  Account  Value as of each  Valuation  Date prior to the Annuity
     Payout Date and on and after the Annuity Payout Date under Annuity  Options
     5 through 7.

     ACCUMULATION  PERIOD The period  commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier,  when the Contract is terminated through a full  withdrawal,  payment  of  charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT A unit of measure used to calculate Account Value.

     ANNUITANT The person or persons on whose life Annuity Payments depend under
     Annuity Options 1 through 4. If Joint Annuitants are named in the Contract,
     "Annuitant" means both Annuitants  unless otherwise  stated.  The Annuitant receives Annuity Payments during the Annuity Period.

     ANNUITY A series of  periodic  income  payments  made by the  Company to an
     Annuitant,  Joint Annuitant,  or Beneficiary during the period specified in the Annuity Option.

     ANNUITY  OPTIONS or OPTIONS  Options under the Contract that  prescribe the provisions under which a series of Annuity Payments are made.

     ANNUITY  PAYMENTS  Payments  made  beginning  on the  Annuity  Payout  Date according  to  the  provisions  of the  Annuity  Option  selected.  Annuity
     Payments are made on the same day of each month,  on a monthly,  quarterly, semiannual or annual basis depending upon the Annuity Option selected.

     ANNUITY PERIOD The period beginning on the Annuity Payout Date during which
     Annuity Payments are made.

     ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

     AUTOMATIC  INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your checking account on a specified day of the month,  on a monthly,  quarterly,  semiannual or annual basis,  or a salary reduction arrangement.

     CONTRACT  DATE The date shown as the  Contract  Date in a Contract.  Annual
     Contract  anniversaries  are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

     CONTRACTOWNER  or OWNER The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

     CONTRACT YEAR Each 12-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the Joint  Owner  during  the
     Accumulation  Period  or the  death of the  Annuitant  during  the  Annuity
     Period.  The  Designated  Beneficiary  is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the
     Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary;
     the Annuitant; or if none of the above is alive, the Owner's Estate.

     FIXED  INTEREST  ACCOUNT An account that is part of the  Company's  General
     Account  in which all or a  portion  of the  Account  Value may be held for accumulation  at fixed  rates of  interest  (which may not be less than 3%)
     declared by the Company periodically at its discretion.

     FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series,
     Inc.,  and  T.  Rowe  Price  International   Series,  Inc.  The  Funds  are
     diversified,  open-end management investment companies commonly referred to as mutual funds.

     GENERAL ACCOUNT All assets of the Company other than those allocated to the
     Separate Account or to any other separate account of the Company.

     PAYMENT  UNIT A unit of measure used to calculate  Annuity  Payments  under
     Options 1 through 4.

     PURCHASE PAYMENT The amounts paid to the Company as  consideration  for the
     Contract.

     SEPARATE  ACCOUNT  The T. Rowe  Price  Variable  Annuity  Account  of First
     Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company.  Account Value may be allocated to  Subaccounts  of the Separate Account for variable accumulation.

     SUBACCOUNT A division of the Separate  Account of the Company which invests in a separate Portfolio of one of the Funds. Currently, ten Subaccounts are
     available under the Contract.

     VALUATION  DATE Each date on which the  Separate  Account is valued,  which currently  includes  each  day  that the  Company  and the New  York  Stock
     Exchange are open for trading.  The Company and the New York Stock Exchange are closed on  weekends  and on the  following  holidays:  New Year's  Day,
     Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,
     Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION  PERIOD A period used in measuring the  investment  experience of each Subaccount.  The Valuation Period begins at the close of one Valuation
     Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL  VALUE The amount a Contractowner  receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company.

SUMMARY
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     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this Prospectus, the Statement of Additional Information,  and the Contract.  Unless the context indicates otherwise,  the  discussion  in  this  summary  and  the  remainder  of the
     Prospectus  relate to the portion of the  Contract  involving  the Separate
     Account.  The Fixed Interest Account is briefly  described under "The Fixed
     Interest Account," page 29 and in the Contract.

PURPOSE OF THE CONTRACT

     The  flexible  premium  deferred  variable  annuity  contract  ("Contract")
     described  in this  Prospectus  is  designed  to give  you  flexibility  in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  If you are  eligible,  you  may  also purchase the Contract as an individual retirement annuity ("IRA") qualified under  Section  408 or a Roth IRA  qualified  under  Section  408A,  of the
     Internal  Revenue  Code of 1986,  as amended  ("Qualified  Plan").  See the discussion of IRAs under "Section 408 and Section 408A," page 36.

THE SEPARATE ACCOUNT AND THE FUNDS

     You may  allocate  your  purchase  payments  to the T. Rowe Price  Variable
     Annuity  Account of First  Security  Benefit  Life  Insurance  and  Annuity
     Company of New York (the "Separate Account").  See "Separate Account," page
     13. The Separate Account is currently  divided into ten divisions  referred to as  Subaccounts.  Each  Subaccount  invests  exclusively  in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a
     different  investment  objective or  objectives.  Each  Portfolio is listed under its respective Fund below.

     T. ROWE PRICE EQUITY SERIES, INC.

     T. Rowe Price New America  Growth Portfolio
     T. Rowe Price Mid-Cap  Growth Portfolio
     T. Rowe Price Equity  Income Portfolio
     T. Rowe Price Personal Strategy  Balanced Portfolio
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health  Sciences Portfolio
     T. Rowe Price Equity  Index 500 Portfolio

     T. ROWE PRICE FIXED INCOME SERIES, INC.

     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

     T. ROWE PRICE INTERNATIONAL SERIES, INC.

     T. Rowe Price International Stock Portfolio

     Amounts that you allocate to the  Subaccounts  will increase or decrease in dollar value depending on the investment  performance of the  corresponding
     Portfolio in which such Subaccount  invests.  The  Contractowner  bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT

     You  may  allocate  all or  part of your  purchase  payments  to the  Fixed
     Interest Account,  which is part of the Company's General Account.  Amounts that you  allocate to the Fixed  Interest  Account  earn  interest at rates determined at the  discretion of the Company and that are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest  Account,"
     page 29.

PURCHASE PAYMENTS

     If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the minimum initial  purchase  payment  is  $10,000  ($5,000  if  made  pursuant  to an
     Automatic  Investment  Program).  If you are  purchasing  a  Contract  as a
     Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic  Investment Program).  Thereafter,  you may choose the amount and  frequency  of  purchase  payments,  except that the minimum subsequent  purchase  payment  is  $1,000  ($200  if  made  pursuant  to an
     Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 if made pursuant to an  Automatic  Investment  Program) for a Qualified  Plan.  See
     "Purchase Payments," page 16.

CONTRACT BENEFITS

     You may exchange  Account Value among the  Subaccounts  and to and from the
     Fixed Interest  Account,  subject to certain  restrictions  as described in
     "The  Contract,"  page  16,  "Annuity  Payments,"  page 24 and  "The  Fixed
     Interest Account," page 29.

     At any time before the Annuity Payout Date, you may surrender your Contract for its  Withdrawal  Value  and may  make  partial  withdrawals,  including systematic withdrawals,  from Account Value. On or after the Annuity Payout
     Date,  you may withdraw your Account Value under Annuity  Options 5 through
     7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions  described in "The Fixed Interest Account,"
     page 29. See "Full and Partial  Withdrawals," page 20, "Annuity  Payments,"
     page 24 and  "Federal  Tax  Matters,"  page 32 for more  information  about withdrawals,  including  the 10% penalty tax that may be imposed  upon full and partial withdrawals  (including  systematic  withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to  the  Annuity  Start  Date.  See  "Death  Benefit,"  page  22  for  more information.  The Contract provides for several Annuity Options on either a variable  basis,  a fixed basis,  or both. The Company  guarantees  Annuity
     Payments under the fixed Annuity Options. See "Annuity Payments," page 24.

FREE-LOOK RIGHT

     You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are  purchasing  your Contract in connection  with a replacement  of another annuity or a life insurance Contract).  If you return your Contract during the Free-Look  Period,  the Company will refund to you the amount of purchase payments  allocated to the Fixed Interest Account plus the Account
     Value  in the  Subaccounts.  The  Company  will  refund  purchase  payments allocated  to the  Subaccounts  rather  than  the  Account  Value  in those circumstances in which it is required to do so. See "Free-Look Right," page
     22.

CHARGES AND DEDUCTIONS

     The  Company  does not  deduct a sales  load from  purchase  payments.  The
     Company  will deduct  certain  charges in  connection  with the Contract as described below.

     > MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's  average daily net assets.  See
       "Mortality and Expense Risk Charge," page 23.

     > PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself  for  any  premium  taxes  that it  incurs  with  respect  to this
       Contract.  This charge will  usually be deducted  when  Annuity  Payments begin or upon  full  withdrawal  if the  Company  incurs a  premium  tax.
       Partial withdrawals,  including systematic withdrawals, may be subject to a premium tax charge if a premium tax is  incurred on the  withdrawal  by the Company and is not refundable. No premium tax is currently imposed in the State of New York.  The  Company  reserves  the right to deduct  such taxes,  if imposed,  when due or anytime  thereafter.  See  "Premium  Tax
       Charge," page 24.

     > OTHER  EXPENSES The Company pays the  operating  expenses of the Separate
       Account.  Investment  management fees and operating expenses of the Funds are paid by the Funds and are  reflected  in the net asset  value of Fund shares.  For a  description  of  these  charges  and  expenses,  see  the prospectuses for the Portfolios.

CONTACTING THE COMPANY

     You should direct all written requests,  notices, and forms required by the
     Contract,  and any  questions or inquiries to First  Security  Benefit Life
     Insurance and Annuity Company of New York, 70 West Red Oak Lane, 4th Floor,
     White Plains, New York 10604.

EXPENSE TABLE
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     The  purpose of this table is to assist you in  understanding  the  various costs  and  expenses  that you will bear  directly  and  indirectly  if you
     allocate  Account  Value  to  the  Subaccounts.   The  table  reflects  any
     contractual  charges,  expenses of the  Separate  Account,  and charges and expenses of the  Portfolios.  The table does not reflect premium taxes that may be imposed by various jurisdictions. See "Premium Tax Charge," page 24.
     The  information  contained  in the  table  is not  applicable  to  amounts allocated to the Fixed Interest Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page  23.  For  a  more  complete  description  of  each
     Portfolio's  costs and  expenses,  see the  Portfolio  prospectuses,  which accompany this Prospectus.

     TABLE 1
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     CONTRACTOWNER TRANSACTION EXPENSES

     Sales Load on Purchase Payments                                                 None

     CONTRACTUAL EXPENSES

     Annual Maintenance Fee                                                          None

     ANNUAL SEPARATE ACCOUNT EXPENSES

     Annual Mortality and Expense Risk Charge
     (as a percentage of each Subaccount's average daily net assets)                 0.55%
                                                                                     ----
     Total Annual Separate Account Expenses                                          0.55%

     ANNUAL  PORTFOLIO  EXPENSES (AS A PERCENTAGE  OF EACH  PORTFOLIO'S  AVERAGE DAILY NET
     ASSETS)

                                                                                   TOTAL
                                                         MANAGEMENT    OTHER     PORTFOLIO
                                                            FEE*      EXPENSES    EXPENSES
     T. Rowe Price New America Growth Portfolio........     .85%         0%        .85%
     T. Rowe Price Mid-Cap Growth Portfolio............     .85%         0%        .85%
     T. Rowe Price Equity Income Portfolio.............     .85%         0%        .85%
     T. Rowe Price Personal Strategy Balanced Portfolio     .90%         0%        .90%
     T. Rowe Price Blue Chip Growth Portfolio..........     .85%         0%        .85%
     T. Rowe Price Health Sciences Portfolio...........     .95%         0%        .95%
     T. Rowe Price Equity Index 500 Portfolio..........     .40%         0%        .40%
     T. Rowe Price Limited-Term Bond Portfolio.........     .70%         0%        .70%
     T. Rowe Price Prime Reserve Portfolio.............     .55%         0%        .55%
     T. Rowe Price International Stock Portfolio.......    1.05%         0%       1.05%
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     *The management fee includes the ordinary expenses of operating the Funds.

     EXAMPLES

     The example presented below shows expenses that you would pay at the end of one,  three,  five, or ten years.  The example shows expenses based upon an allocation of $1,000 to each of the Subaccounts  and a hypothetical  annual return of 5%. The  information  presented  applies  if, at the end of those time periods, the Contract is (1) surrendered,  (2) annuitized,  or (3) not surrendered or annuitized.

     You should not  consider  the  example  below a  representation  of past or future expenses. Actual expenses may be greater or lesser than those shown.
     The 5% return  assumed  in the  example is  hypothetical  and should not be considered a representation of past or future actual returns,  which may be greater or lesser than the assumed amount.

     EXAMPLE - You would pay the expenses  shown below  during the  Accumulation
     Period and during the Annuity Period:

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                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     New America Growth Subaccount ...............    $14       $44       $77       $168
     Mid-Cap Growth Subaccount ...................    $14       $44       $77       $168
     Equity Income Subaccount ....................    $14       $44       $77       $168
     Personal Strategy Balanced Subaccount .......    $15       $46       $79       $174
     Blue Chip Growth Subaccount .................    $14       $44       $77       $168
     Health Sciences Subaccount ..................    $15       $47       $82       $179
     Equity Index 500 Subaccount .................    $10       $30       $53       $117
     Limited-Term Bond Subaccount ................    $13       $40       $69       $151
     Prime Reserve Subaccount ....................    $11       $35       $61       $134
     International Stock Subaccount ..............    $16       $50       $87       $190
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CONDENSED FINANCIAL INFORMATION
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     The following condensed financial  information  presents  accumulation unit values for each of the years in the  five-year  period  ended  December 31,
     2000,  as  well  as  ending   accumulation  units  outstanding  under  each
     Subaccount.

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                                             2000      1999      1998      1997      1996
     NEW AMERICA GROWTH SUBACCOUNT*

     Accumulation unit value:
       Beginning of period..............    $25.47    $22.72    $19.27    $16.00    $10.00
       End of period....................    $22.64    $25.47    $22.72    $19.27    $16.00

     Accumulation units:
       Outstanding at the end of period.   157,544   172,664   188,096   170,990   143,768

     EQUITY INCOME SUBACCOUNT*

     Accumulation unit value:
       Beginning of period..............    $21.07    $20.42    $18.84    $14.70    $10.00
       End of period....................    $23.69    $21.07    $20.42    $18.84    $14.70

     Accumulation units:
       Outstanding at the end of period.   205,580   307,417   341,036   320,917   181,250

     PERSONAL STRATEGY
      BALANCED SUBACCOUNT*

     Accumulation unit value:
       Beginning of period..............    $19.44    $18.04    $15.86    $13.51    $10.00
       End of period....................    $20.38    $19.44    $18.04    $15.86    $13.51

     Accumulation units:
       Outstanding at the end of period.    82,652    89,204    94,177    76,311    39,697

     LIMITED TERM-BOND SUBACCOUNT*

     Accumulation unit value:
       Beginning of period..............    $12.39    $12.37    $11.60    $10.92    $10.00
       End of period....................    $13.47    $12.39    $12.37    $11.60    $10.92

     Accumulation units:
       Outstanding at the end of period.    29,737    35,572    40,576    41,943    33,375

     MID-CAP GROWTH SUBACCOUNT**

     Accumulation unit value:
       Beginning of period..............    $17.65    $14.34    $11.82    $10.00
       End of period....................    $18.86    $17.65    $14.34    $11.82

     Accumulation units:
       Outstanding at the end of period.   213,613   187,779   155,295    91,142

     PRIME RESERVE SUBACCOUNT**

     Accumulation unit value:
       Beginning of period..............    $11.44    $10.97    $10.47    $10.00
       End of period....................    $12.07    $11.44    $10.97    $10.47

     Accumulation units:
       Outstanding at the end of period.    81,799    99,390    99,654    75,383

     INTERNATIONAL STOCK SUBACCOUNT*

     Accumulation unit value:
       Beginning of period..............    $19.99    $15.08    $13.09    $12.77    $10.00
       End of period....................    $16.34    $19.99    $15.08    $13.09    $12.77

     Accumulation units:
       Outstanding at the end of period.   131,100   126,636   126,224   123,502    86,235
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      *These Subaccounts commenced operations on April 3, 1995.
     **These Subaccounts commenced operations on January 2, 1997.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
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FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

     The Company is a stock life insurance  company  organized under the laws of the State of New York on November  8, 1994.  The  Company  offers  variable annuity contracts in New York and is admitted to do business in that state.
     On  September  8,  1995,  the  Company  merged  with  and is the  successor corporation  of  Pioneer  National  Life  Insurance  Company,  a stock life insurance  company  organized  under the laws of the State of  Kansas.  The
     Company is a wholly-owned  subsidiary of Security  Benefit  Group,  Inc., a financial  services  holding  company  which is  wholly-owned  by  Security
     Benefit Life Insurance Company,  a stock life insurance company,  organized under the laws of the State of Kansas.  On July 31, 1998,  Security Benefit
     Life Insurance  Company converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
     Mutual  Holding  Company,  a  Kansas  mutual  holding  company.  Membership interests of persons who owned  Security  Benefit Life  policies as of July
     31, 1998 became  membership  interests in Security  Benefit  Mutual Holding
     Company as of that date,  and persons who acquire  policies  from  Security
     Benefit  Life after that date  automatically  become  members in the mutual holding company.

PUBLISHED RATINGS

     The  Company  may  from  time  to time  publish  in  advertisements,  sales literature,  and  reports  to Owners,  the  ratings  and other  information assigned to it by one or more independent rating organizations such as A.M.
     Best  Company  and  Standard & Poor's.  The  purpose  of the  ratings is to reflect the financial strength and/or claims-paying  ability of the Company and should not be considered as bearing on the  investment  performance  of assets  held in the  Separate  Account.  Each  year the A.M.  Best  Company reviews the financial  status of thousands of insurers,  culminating in the assignment of Best's  Ratings.  These ratings reflect their current opinion of  the  relative  financial  strength  and  operating  performance  of  an insurance  company in comparison to the norms of the life/health  insurance industry. In addition, the claims-paying ability of the Company as measured by  Standard & Poor's  Insurance  Ratings  Services  may be  referred to in advertisements  or sales literature or in reports to Owners.  These ratings are opinions of an operating insurance company's financial capacity to meet the  obligations of its insurance and annuity  policies in accordance  with their terms. Such ratings do not reflect the investment  performance of the
     Separate Account or the degree of risk associated with an investment in the
     Separate Account.

SEPARATE ACCOUNT

     T. ROWE PRICE  VARIABLE  ANNUITY  ACCOUNT OF FIRST  SECURITY  BENEFIT  LIFE
     INSURANCE AND ANNUITY COMPANY OF NEW YORK

     The Company  established  the T. Rowe Price Variable  Annuity  Account as a
     separate  account  under New York law on November  11,  1994.  The Contract provides that the income, gains, or losses of the Separate Account, whether or not  realized,  are  credited  to or charged  against  the assets of the
     Separate  Account  without regard to other income,  gains, or losses of the
     Company.  The  Company  owns the  assets  in the  Separate  Account  and is required to maintain  sufficient assets in the Separate Account to meet all
     Separate  Account  obligations  under the Contract.  Such Separate  Account assets are not subject to claims of the  Company's  creditors.  The Company may  transfer  to  its  General  Account  assets  that  exceed  anticipated obligations  of the Separate  Account.  All  obligations  arising under the
     Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate  Account for other purposes,  but not to  support  contracts  other  than  variable  annuity  contracts,  and may accumulate  in the Separate  Account  proceeds  from  Contract  charges and investment results applicable to those assets.

     The  Separate  Account  is  currently  divided  into ten  Subaccounts.  The
     Contract provides that income,  gains and losses,  whether or not realized, are credited to, or charged against,  the assets of each Subaccount without regard to the  income,  gains,  or losses  in the other  Subaccounts.  Each
     Subaccount invests  exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish  additional  Subaccounts of the Separate Account,  which may invest in other Portfolios of the Funds or in other  securities,  mutual funds, or investment  vehicles.  Under its contract with the  distributor,  T. Rowe Price  Investment  Services,  Inc.
     ("Investment  Services"),  the  Company  cannot  add  new  Subaccounts,  or substitute shares of another  portfolio,  without the consent of Investment
     Services,  unless (1) such change is  necessary  to comply with  applicable laws,  (2)  shares  of any or all of the  Portfolios  should  no  longer be available  for  investment,  or (3) the Company  receives  an opinion  from counsel acceptable to Investment  Services that substitution is in the best interest of  Contractowners  and that further  investment  in shares of the
     Portfolio(s)  would cause undue risk to the Company.  For more  information about the distributor, see "Distribution of the Contract," page 40.

     The Separate  Account is registered with the SEC as a unit investment trust under the  Investment  Company Act of 1940 (the "1940  Act").  Registration
     with the SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

     The T. Rowe Price  Equity  Series,  Inc.,  the T. Rowe Price  Fixed  Income
     Series,  Inc.,  and  the T.  Rowe  Price  International  Series,  Inc.  are
     diversified,  open-end management  investment companies of the series type.
     The Funds are registered with the SEC under the 1940 Act. Such registration does not involve  supervision  by the SEC of the  investments or investment policy of the  Funds.  Together,  the  Funds  currently  have ten  separate
     Portfolios,  each of which  pursues  different  investment  objectives  and policies.

     In addition to the Separate Account,  shares of the Funds are being sold to variable life  insurance and variable  annuity  separate  accounts of other insurance  companies,  including  insurance  companies  affiliated with the
     Company.  In the future,  it may be  disadvantageous  for variable  annuity separate accounts of other life insurance  companies,  or for both variable life insurance separate accounts and variable annuity separate accounts, to invest  simultaneously in the Funds.  Currently neither the Company nor the
     Funds foresee any such  disadvantages  to either variable annuity owners or variable  life  insurance  owners.  The  management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what  action,  if any,  should be taken in response.  In  addition,  if the
     Company  believes  that  any  Fund's  response  to any of those  events  or conflicts  insufficiently  protects Owners, it will take appropriate action on its own. For more information see each Portfolio prospectus.

     A summary of the investment objective of each Portfolio of the Funds is set forth below.  There can be no assurance that any Portfolio will achieve its objective.  More  detailed  information  is contained  in the  accompanying
     prospectuses  of  the  Portfolios,   including  information  on  the  risks
     associated  with  the   investments  and  investment   techniques  of  each
     Portfolio.

     THE PORTFOLIO  PROSPECTUSES  ACCOMPANY  THIS  PROSPECTUS AND SHOULD BE READ
     CAREFULLY BEFORE INVESTING.

     T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

     The investment  objective of the New America Growth  Portfolio is long-term growth of capital  through  investments  primarily in the common  stocks of companies  operating in sectors T. Rowe Price  believes will be the fastest growing in the United States.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The  investment  objective  of the Mid-Cap  Growth  Portfolio is to provide long-term capital  appreciation by investing  primarily in common stocks of medium-sized growth companies.

     T. ROWE PRICE EQUITY INCOME PORTFOLIO

     The  investment  objective  of the Equity  Income  Portfolio  is to provide substantial  dividend  income and also  capital  appreciation  by investing primarily in dividend-paying common stocks of established companies.

     T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

     The investment  objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

     T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

     The investment  objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of high quality
     U.S. growth companies. Income is a secondary objective.

     T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

     The investment  objective of the Health Sciences  Portfolio is to seek long term capital  appreciation  by investing  primarily in the common stocks of companies engaged in the research, development,  production or distribution of products  or  services  related to health  care,  medicine,  or the life sciences.

     T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

     The investment  objective of the Equity Index 500 Portfolio is to match the performance  of the  Standard & Poor's 500 Stock  Index(R).  The S&P 500 is
     made up of primarily large capitalization  companies that represent a broad spectrum  of the U.S.  economy  and a  substantial  part of the U.S.  stock market's total capitalization.

     T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

     The investment  objective of the  Limited-Term  Bond Portfolio is to seek a high  level  of  income  consistent  with  moderate  price  fluctuation  by investing primarily in short- and  intermediate-term  investment grade debt securities.

     T. ROWE PRICE PRIME RESERVE PORTFOLIO

     The investment  objectives of the Prime Reserve  Portfolio are preservation of capital,  liquidity,  and,  consistent with these,  the highest possible current  income,  by  investing  primarily  in  high-quality  money  market securities.

     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

     The investment  objective of the  International  Stock Portfolio is to seek long-term growth of capital through investments  primarily in common stocks of established, non-U.S. companies.

     *"Standard & Poor's,"  "S&P," "S&P 500,"  "Standard & Poor's 500" and "500"
      are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored,  endorsed,  sold or  promoted  by  Standard  &  Poor's  and  Standard  &  Poor's  makes  no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

     T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt
     Street,  Baltimore,  Maryland 21202,  serves as Investment  Adviser to each
     Portfolio,  except the T. Rowe Price International Stock Portfolio. T. Rowe
     Price International,  Inc. ("TRP  International"),  an affiliate of T. Rowe
     Price,  serves as  Investment  Adviser to the T. Rowe  Price  International
     Stock  Portfolio.  TRP  International's  U.S. office is located at 100 East
     Pratt Street,  Baltimore,  Maryland  21202.  As  Investment  Adviser to the
     Portfolios,  T.  Rowe  Price  and TRP  International  are  responsible  for selection and  management of portfolio  investments.  T. Rowe Price and TRP
     International are registered with the SEC as investment advisers.

     T. Rowe Price and TRP  International  are not affiliated  with the Company, and the Company has no  responsibility  for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

     The  Company  issues  the  Contract  offered  by this  Prospectus.  It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly  different from a fixed annuity contract in that it is the
     Owner who  assumes  the risk of  investment  gain or loss  rather  than the
     Company.  When you are  ready  to begin  receiving  Annuity  Payments,  the
     Contract  provides several Annuity Options under which the Company will pay periodic  Annuity  Payments on a variable  basis,  a fixed basis,  or both, beginning on the Annuity Payout Date. The amount that will be available for
     Annuity  Payments  will  depend  on  the  investment   performance  of  the
     Subaccounts  to which you have  allocated  Account  Value and the amount of interest  credited on Account  Value that you have  allocated  to the Fixed
     Interest Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified  retirement  plan  ("Non-Qualified  Plan").  The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue
     Code  ("Qualified  Plan").  You may name  Joint  Owners  only on a Contract issued pursuant to a Non-Qualified Plan.

     If you are purchasing the Contract as an investment vehicle for an IRA, you should  consider  that the  Contract  does not provide any  additional  tax advantage to that already  available through the IRA itself.  However,  the
     Contract  does offer  features and  benefits in addition to  providing  tax deferral  that other  investments  may not offer,  including  death benefit protection  for your  beneficiaries  and annuity  options  which  guarantee income for life.

APPLICATION FOR A CONTRACT

     If you wish to purchase a Contract,  you may submit an  application  and an initial  purchase  payment  to the  Company,  as well as any other  form or information that the Company may require.  The initial purchase payment may be  made by  check  or,  if you own  shares  of one or  more  mutual  funds distributed by Investment  Services ("T. Rowe Price Funds"),  you may elect on the  application  to  redeem  shares of that  fund(s)  and  forward  the redemption proceeds to the Company.  Any such transaction shall be effected by Investment Services,  the distributor of the T. Rowe Price Funds and the
     Contract.  If you  redeem  fund  shares,  it is a sale  of  shares  for tax purposes,  which may  result in a taxable  gain or loss.  You may obtain an application  by contacting the Company.  The Company  reserves the right to reject an  application or purchase  payment for any reason,  subject to the
     Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is 85. If there are Joint Owners or  Annuitants,  the maximum  issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

     If you are  purchasing  a Contract  as a  Non-Qualified  Plan,  the minimum initial  purchase  payment  is  $10,000  ($5,000  if  made  pursuant  to an
     Automatic  Investment  Program).  If you are  purchasing  a  Contract  as a
     Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic  Investment Program).  Thereafter,  you may choose the amount and  frequency  of  purchase  payments,  except that the minimum subsequent  purchase  payment  is  $1,000  ($200  if  made  pursuant  to an
     Automatic Investment Program) for Non-Qualified Plans and $500 ($25 if made pursuant to an Automatic  Investment  Program)  for  Qualified  Plans.  The
     Company may reduce the minimum purchase payment  requirements under certain circumstances,  such as for  group or  sponsored  arrangements.  Cumulative purchase  payments  exceeding  $1  million  will  not be  accepted  under a
     Contract without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the
     Company at P.O. Box 2788,  Topeka,  Kansas  66601-9804;  provided  that the purchase payment is preceded or accompanied by an application that contains sufficient  information  to establish  an account and properly  credit such purchase payment.  If the Company does not receive a complete  application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information within five  Valuation  Dates after the Valuation  Date on which the Company first receives  the  initial  purchase  payment or if the Company  determines  it cannot  otherwise  issue the Contract,  the Company will return the initial purchase  payment to you unless you  consent to the Company  retaining  the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
     Valuation  Period  during which they are  received.  You may make  purchase payments  after  the  initial  purchase  payment  at any time  prior to the
     Annuity  Payout Date, so long as the Owner is living.  Subsequent  purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.  Subsequent  purchase payments may be paid under an Automatic  Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct  Investment  Services to redeem shares of that fund(s) and forward the  redemption  proceeds to the Company as a subsequent purchase payment. The minimum initial purchase payment must be paid before the Company will accept an Automatic  Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes,  which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

     In an application  for a Contract,  you select the Subaccounts or the Fixed
     Interest  Account  to  which  purchase  payments  will  be  allocated.  The allocation must be a whole percentage.  Purchase payments will be allocated according to your instructions  contained in the application or more recent instructions  received,  if any, except that no purchase payment allocation is  permitted  that  would  result  in less  than 5% of any  payment  being allocated to any one  Subaccount or the Fixed Interest  Account.  Available
     allocation  alternatives include the ten Subaccounts and the Fixed Interest
     Account.  You may change the purchase  payment  allocation  instructions by submitting  a proper  written  request to the Company.  A proper  change in allocation  instructions  will be effective upon receipt by the Company and will  continue in effect until  subsequently  changed.  You may change your purchase  payment  allocation  instructions  by  telephone  or by sending a request in  writing to the  Company.  Changes in the  allocation  of future purchase  payments  have no  effect on  existing  Account  Value.  You may, however,  exchange  Account  Value  among  the  Subaccounts  and the  Fixed
     Interest Account as described in "Exchanges of Account Value," page 19.

DOLLAR COST AVERAGING OPTION

     Prior to the Annuity  Payout Date, you may dollar cost average your Account
     Value by  authorizing  the Company to make  periodic  exchanges  of Account
     Value  from any one  Subaccount  to one or more of the  other  Subaccounts.
     Dollar  cost  averaging  is a  systematic  method  of  investing  in  which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets averaged over time and possibly over various  market  cycles.  The option will result in the exchange of Account
     Value from one Subaccount to one or more of the other Subaccounts.  Amounts exchanged under this option will be credited at the  Subaccount's  price as of the end of the  Valuation  Dates on which the  exchanges  are  effected.
     Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount  will result in the crediting of a greater number of units when the price is low and a lesser  number of units when the price is high. Similarly,  the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's  price is low and a lesser number of units when the price is high.  Dollar cost averaging does  not  guarantee  profits,  nor does it  assure  that you will not have losses.

     You may request a Dollar Cost Averaging  Request form from the Company.  On the form,  you must designate  whether  Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the
     Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges,  which may be on a monthly,  quarterly, semiannual,  or  annual  basis,  and the  length of time  during  which the exchanges shall continue or the total amount to be exchanged over time.

     To elect the Dollar Cost  Averaging  Option,  your Account Value must be at least  $5,000,  ($2,000  for a Contract  funding a Qualified  Plan),  and a
     Dollar  Cost  Averaging  Request  in proper  form must be  received  by the
     Company.  The Company will not consider the Dollar Cost  Averaging  Request form to be  complete  until  your  Account  Value is at least the  required amount.  You may not have in effect at the same time Dollar Cost  Averaging and Asset Rebalancing Options.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form, the Company will exchange  Account Value in the amounts you designate from the Subaccount  from which  exchanges are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that may be exchanged is
     $200 and the minimum  amount that may be allocated to any one Subaccount is
     $25. The Company will effect each exchange on the date you specify or if no date  is  specified,  on the  monthly,  quarterly,  semiannual,  or  annual anniversary,  whichever  corresponds to the period selected, of the date of receipt at the Company of a Dollar Cost  Averaging  Request in proper form.
     Exchanges will be made until the total amount  elected has been  exchanged, or until the Account Value in the Subaccount  from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included  in the six  exchanges  per  Contract  Year  that are  allowed  as discussed in "Exchanges of Account Value," page 19.

     You may instruct the Company at any time to terminate the option by written request to the Company.  In that event, the Account Value in the Subaccount from  which  exchanges  were being  made that has not been  exchanged  will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  exchanging on a dollar cost averaging  basis after the expiration of the applicable period,  the total amount elected has been exchanged,  or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled,  you must complete a new Dollar Cost  Averaging  Request and send it to the Company. The Contract must meet the $5,000 ($2,000 for a
     Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company may  discontinue,  modify,  or suspend the Dollar
     Cost  Averaging  Option  at any time  provided  that,  as  required  by its contract with Investment Services, the Company first obtains the consent of
     Investment Services.

     Account  Value  also may be  dollar  cost  averaged  to or from  the  Fixed
     Interest  Account,  subject to certain  restrictions  described  under "The
     Fixed Interest Account," page 29.

ASSET REBALANCING OPTION

     Prior  to the  Annuity  Payout  Date,  you may  authorize  the  Company  to automatically  exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing  automatically reallocates the Account Value in the  Subaccounts  each  quarter  to the  allocation  you  select.  Asset
     Rebalancing  is intended to exchange  Account Value from those  Subaccounts that have  increased in value to those  Subaccounts  that have  declined in value. Over time, this method of investing may help you to buy low and sell high,  although there can be no assurance of this. This  investment  method does  not  guarantee  profits,  nor does it  assure  that you will not have losses.

     To elect the Asset Rebalancing  Option,  the Account Value must be at least
     $10,000  ($2,000  for a  Contract  funding a  Qualified  Plan) and an Asset
     Rebalancing Request in proper form must be received by the Company. You may not have in  effect  at the same  time  Dollar  Cost  Averaging  and  Asset
     Rebalancing  Options.  An Asset Rebalancing  Request form is available upon request. On the form, you must indicate the applicable  Subaccounts and the percentage  of  Account  Value  which  should be  allocated  to each of the applicable  Subaccounts each quarter under the Asset Rebalancing Option. If the Asset Rebalancing Option is elected, all Account Value allocated to the
     Subaccounts must be included in the Asset Rebalancing Option.

     This option will result in the exchange of Account  Value to one or more of the Subaccounts on the date you specify or, if no date is specified, on the date of the Company's  receipt of the Asset  Rebalancing  Request in proper form and on each quarterly  anniversary of the applicable date  thereafter.
     The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically  exchanged  under  this  option  are not  included  in the six exchanges per Contract Year that are allowed as discussed below.

     You may instruct us to terminate this option at any time by written request to the Company. This option will terminate  automatically in the event that you  exchange  Account  Value  (outside  the Asset  Rebalancing  option) by written  request or telephone  instructions.  In either event,  the Account
     Value in the  Subaccounts  that has not been exchanged will remain in those
     Subaccounts  regardless of the percentage allocation unless you instruct us otherwise.  If you  wish to  resume  Asset  Rebalancing  after  it has been canceled,  you must complete a new Asset Rebalancing  Request form and send it to the Company.  The Account  Value at the time the request is made must be at least $10,000 ($2,000 for a Contract  funding a Qualified  Plan). The
     Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time  provided  that,  as  required  by its  contract  with  Investment
     Services, the Company first obtains the consent of Investment Services.

     Account Value  allocated to the Fixed  Interest  Account may be included in
     Asset  Rebalancing,  subject to certain  restrictions  described under "The
     Fixed Interest Account," page 29.

EXCHANGES OF ACCOUNT VALUE

     Prior to the Annuity Payout Date, you may exchange  Account Value among the
     Subaccounts  upon proper written  request to the Company.  You may exchange
     Account  Value  (other than  exchanges in  connection  with the Dollar Cost
     Averaging or Asset  Rebalancing  Options) by telephone if an  Authorization for Telephone Requests form has been properly completed,  signed, and filed at the Company.  Up to six exchanges are allowed in any Contract  Year. The minimum  exchange  amount is $500  ($200  under the Dollar  Cost  Averaging
     Option), or the amount remaining in a given Subaccount.

     You may also exchange  Account Value between the  Subaccounts and the Fixed
     Interest Account; however, exchanges from the Fixed Interest Account to the
     Subaccounts  are restricted as described in "The Fixed  Interest  Account,"
     page 29. For a discussion of exchanges  after the Annuity  Payout Date, see
     "Annuity Payments," page 24.

ACCOUNT VALUE

     The Account Value is the sum of the amounts under the Contract held in each
     Subaccount and the Fixed Interest  Account.  Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity
     Period under Annuity Options 5 through 7.

     On each Valuation  Date, the portion of the Account Value  allocated to any particular Subaccount will be adjusted to reflect the investment experience of that  Subaccount for that date. See  "Determination  of Account  Value,"
     below.  No minimum  amount of  Account  Value is  guaranteed.  You bear the entire  investment  risk relating to the investment  performance of Account
     Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

     Account  Value will vary to a degree that  depends  upon  several  factors, including  investment  performance  of the  Subaccounts  to which  you have allocated Account Value,  payment of subsequent purchase payments,  partial withdrawals,  Annuity  Payments  under Options 5 through 7, and the charges assessed in  connection  with the  Contract.  The amounts  allocated to the
     Subaccounts will be invested in shares of the  corresponding  Portfolios of the Funds.  The  investment  performance  of the  Subaccounts  will reflect
     increases   or   decreases  in  the  net  asset  value  per  share  of  the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be  automatically  reinvested in shares of the same Portfolio,  unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are
     accounting   units  of   measure   used  to   calculate   the  value  of  a
     Contractowner's  interest  in a  Subaccount.  When  you  allocate  purchase payments to a  Subaccount,  your  Contract is  credited  with  Accumulation
     Units.  The number of  Accumulation  Units to be credited is  determined by dividing the dollar amount  allocated to the  particular  Subaccount by the price for the particular  Subaccount as of the end of the Valuation  Period
     in which the purchase payment is credited. In addition,  other transactions including full or partial  withdrawals,  exchanges,  Annuity Payments under
     Options 5 through 7, and  assessment of premium taxes against the Contract, all affect the number of  Accumulation  Units  credited to a Contract.  The number of units credited or debited in connection with any such transaction is  determined  by dividing the dollar  amount of such  transaction  by the price  of  the  affected  Subaccount.  The  price  of  each  Subaccount  is determined as of each  Valuation  Date.  The number of  Accumulation  Units credited to a Contract will not be changed by any subsequent  change in the value of an Accumulation  Unit, but the price of an  Accumulation  Unit may vary from  Valuation  Date to Valuation  Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units initially was $10.  Determination of the  price of a  Subaccount  takes  into  account  the  following:  (1) the
     investment  performance  of  the  Subaccount,   which  is  based  upon  the
     investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions  paid by the  corresponding  Portfolio,  (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

     Prior to the Annuity  Payout Date,  you may  surrender the Contract for its
     Withdrawal  Value or make a partial  withdrawal of Account Value. A full or partial withdrawal,  including a systematic  withdrawal,  may be taken from the  Account  Value at any time  while  the  Owner is  living,  subject  to restrictions  on  partial  withdrawals  of  Account  Value  from the  Fixed
     Interest Account and limitations  under applicable law.  Withdrawals  after the Annuity Payout Date are permitted only under Annuity  Options 5 through
     7. See "Annuity  Payments," page 24. A full or partial  withdrawal  request will be  effective  as of the end of the  Valuation  Period  that a  proper written  request is received by the Company.  A proper written request must include  the  written  consent of any  effective  assignee  or  irrevocable
     Beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial  withdrawal  to the purchase of shares of one or more  of the T.  Rowe  Price  Funds  by so  indicating  in your  written withdrawal request.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
     Withdrawal  Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received  by the  Company,  less  any  premium  taxes  due and  paid by the
     Company.

     You may request a partial  withdrawal  as a specified  percentage or dollar amount of Account Value. Each partial  withdrawal must be for at least $500 except  systematic  withdrawals  discussed  below.  A request for a partial withdrawal  will result in a payment by the Company in accordance  with the amount  specified in the partial  withdrawal  request.  Upon  payment,  the
     Account  Value will be reduced by an amount  equal to the  payment  and any applicable  premium tax. If a partial  withdrawal  is requested  that would leave the  Withdrawal  Value in the Contract less than $2,000,  the Company reserves the right to treat the partial  withdrawal as a request for a full withdrawal.

     The amount of a partial  withdrawal will be deducted from the Account Value in the  Subaccounts  and the  Fixed  Interest  Account,  according  to your instructions  to the  Company,  subject  to  the  restrictions  on  partial withdrawals  from the  Fixed  Interest  Account.  See "The  Fixed  Interest
     Account," page 29. If you do not specify the  allocation,  the Company will contact you for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse  the Company for any tax on premiums on a
     Contract  that may be  imposed by various  states and  municipalities.  See
     "Premium Tax Charge," page 24.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner's attaining  age 59 1/2,  may be subject  to a 10%  penalty  tax.  You should carefully consider the tax consequences of a withdrawal under the Contract.
     See "Federal Tax Matters," page 32.

SYSTEMATIC WITHDRAWALS

     The Company currently offers a feature under which you may elect to receive systematic  withdrawals  of Account  Value by sending a properly  completed
     Systematic Withdrawal Request form to the Company.  Systematic  withdrawals are  available  only  prior to the  Annuity  Payout  Date.  You may  direct
     Investment Services to apply the proceeds of a systematic withdrawal to the purchase  of  shares  of one or  more  of the T.  Rowe  Price  Funds  by so indicating on the Systematic Withdrawal Request form. A proper request must include  the  written  consent of any  effective  assignee  or  irrevocable
     Beneficiary,  if applicable.  You may designate the  systematic  withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or
     Fixed Interest  Account,  as a specified dollar amount,  as all earnings in the  Contract,  or as based  upon the life  expectancy  of the Owner or the
     Owner  and a  beneficiary,  and the  desired  frequency  of the  systematic withdrawals,  which may be monthly,  quarterly,  semiannual, or annual. You may stop or modify  systematic  withdrawals  upon proper written request to the  Company  at  least  30  days  in  advance  of the  requested  date  of termination or modification.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
     Account  Value will be reduced by an amount  equal to the payment  proceeds plus any applicable premium taxes. Any systematic withdrawal that equals or exceeds the Withdrawal  Value will be treated as a full  withdrawal.  In no event will payment of a systematic  withdrawal exceed the Withdrawal Value.
     The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
     Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic withdrawal will be allocated to your Account Value
     in  the  Subaccounts   and  the  Fixed  Interest   Account  based  on  your
     instructions.

     The Company may, at any time,  discontinue,  modify, or suspend  systematic withdrawals  provided  that,  as required by its contract  with  Investment
     Services,  the Company first  obtains the consent of  Investment  Services.
     Systematic  withdrawals  from Account Value allocated to the Fixed Interest
     Account must provide for payments  over a period of not less than 36 months as  described  under  "The  Fixed  Interest  Account,"  page 29. You should consider  carefully  the  tax  consequences  of  a  systematic  withdrawal, including  the 10%  penalty tax  imposed on  withdrawals  made prior to the
     Owner's attaining age 59 1/2. See "Federal Tax Matters," page 32.

FREE-LOOK RIGHT

     You may return a Contract  within the Free-Look  Period,  which is a 30-day period  beginning  when you receive the Contract (or a 60-day period if you are  purchasing  your Contract in connection  with a replacement of another annuity or a life insurance  Contract).  If you return your Contract during the Free-Look  Period,  the returned Contract will then be deemed void. The
     Company will refund any purchase  payments  allocated to the Fixed Interest
     Account  plus the  Account  Value in the  Subaccounts  as of the end of the
     Valuation  Period  during  which the  returned  Contract is received by the
     Company.  The  Company  will  return  purchase  payments  allocated  to the
     Subaccounts rather than Account Value in those circumstances in which it is required to do so.

DEATH BENEFIT

     If the Owner dies during the Accumulation  Period, the Company will pay the death benefit  proceeds to the Designated  Beneficiary  upon receipt of due proof  of  death  and  instructions  regarding  payment  to the  Designated
     Beneficiary.  If there are Joint Owners, the death benefit proceeds will be payable  upon  receipt  of due proof of death of either  Owner  during  the
     Accumulation  Period and instructions  regarding payment.  If the surviving spouse  of the  deceased  Owner is the sole  Designated  Beneficiary,  such spouse may elect to  continue  the  Contract  in force,  subject to certain limitations.  See "Distribution  Requirements" below. If the Owner is not a natural person,  the death benefit proceeds will be payable upon receipt of due proof of death of the  Annuitant  during  the  Accumulation  Period and instructions  regarding  payment,  and the  amount of the death  benefit is based on the age of the  oldest  Annuitant  on the date  the  Contract  was issued.  If the death of an Owner  occurs on or after  the  Annuity  Payout
     Date, no death benefit proceeds will be payable under the Contract,  except that any guaranteed  Annuity Payments  remaining unpaid will continue to be paid to the Annuitant  pursuant to the Annuity  Option in force at the date of death. See "Annuity Options," page 26.

     The death benefit proceeds will be the death benefit reduced by any premium taxes due or paid by the Company.  If an Owner dies during the Accumulation
     Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of (1) the
     Account Value as of the end of the  Valuation  Period in which due proof of death and instructions  regarding payment are received by the Company,  (2)
     the total purchase payments received less any reductions caused by previous withdrawals,  or (3) the  stepped-up  death benefit.  The stepped-up  death
     benefit  is:  (a)  the  highest  death  benefit  on  any  annual   Contract
     anniversary  that is both an exact multiple of five and occurs prior to the oldest Owner  attaining  age 76, plus (b) any purchase  payments made since the applicable fifth annual Contract anniversary,  less (c) any withdrawals since the applicable anniversary.

     If an Owner dies during the Accumulation Period and the Contract was issued to the Owner  after age 75,  the  amount of the death  benefit  will be the
     Account Value as of the end of the  Valuation  Period in which due proof of death and instructions regarding payment are received by the Company.

     The  Company  will  pay  the  death  benefit  proceeds  to  the  Designated
     Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary.  If the Designated Beneficiary is to receive
     Annuity  Payments  under an  Annuity  Option,  there  may be  limits  under applicable law on the amount and duration of payments that the  Beneficiary may receive, and requirements  respecting timing of payments. A tax adviser should be  consulted  in  considering  Annuity  Options.  See  "Federal Tax
     Matters," page 32 for a discussion of the tax  consequences in the event of death.

DISTRIBUTION REQUIREMENTS

     For  Contracts  issued  in  connection  with  Non-Qualified  Plans,  if the surviving spouse of the deceased Owner is the sole Designated  Beneficiary, such spouse may elect to continue  the  Contract in force until the earlier of the surviving  spouse's  death or the Annuity  Payout Date or to receive the death benefit  proceeds.  For any Designated  Beneficiary  other than a surviving  spouse,  only  those  options  may be chosen  that  provide  for complete  distribution of the Owner's  interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person,  that person  alternatively  can elect to begin  receiving  Annuity
     Payments  within one year of the Owner's  death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural  person,  these  distribution  rules are applicable  upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with Qualified  Plans, the terms of any
     Qualified  Plan and the  Internal  Revenue  Code  should be  reviewed  with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant.  Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

     If the Annuitant  dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant,  no death benefit proceeds will be payable  under the Contract.  The Owner may name a new Annuitant  within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant.  On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed  Annuity  Payments  remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity  Option in force at the date of death.  See "Annuity  Options,"
     page 26.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

     The Company  deducts a daily charge from the assets of each  Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an  annual  rate of 0.55% of each  Subaccount's  average daily net assets.  This amount is  intended to  compensate  the Company for certain  mortality  and expense  risks the Company  assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and  administering  the  Contracts  and  operating  the
     Subaccounts  will be more than the profit  realized  from the mortality and expense risk charge.  The  mortality  risk borne by the Company is the risk that Annuitants,  as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in  mortality  experience  that results in the  payment of greater  annuity  income  than  assumed  under the  Annuity
     Options in the Contract. The Company assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately  realize a profit from the mortality and expense risk  charge  to the  extent  it is  not  needed  to  cover  mortality  and administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any profit derived from
     this  charge  for  any  lawful  purpose,   including  any  promotional  and
     administrative expenses.

PREMIUM TAX CHARGE

     Various  states  and  municipalities  impose a tax on  premiums  on annuity contracts received by insurance companies.  Whether or not a premium tax is imposed  will  depend  upon,  among  other  things,  the  Owner's  state of residence,  the Annuitant's state of residence,  and the insurance tax laws and the  Company's  status in a particular  state.  The Company  assesses a premium tax charge to reimburse  itself for premium taxes that it incurs in connection  with a Contract.  This charge will be deducted upon the Annuity
     Payout Date, upon full or partial withdrawal,  or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable.
     No premium tax is currently  imposed in the State of New York.  The Company reserves the right to deduct  premium  taxes,  if imposed,  when due or any time thereafter.

OTHER CHARGES

     The  Company may charge the  Separate  Account or the  Subaccounts  for the
     federal,   state,   or  local  taxes  incurred  by  the  Company  that  are
     attributable  to  the  Separate  Account  or  the  Subaccounts,  or to  the
     operations  of the  Company  with  respect  to the  Contract,  or that  are attributable  to  payment  of  premiums  or  acquisition  costs  under  the
     Contract.  No such  charge is  currently  assessed.  See "Tax Status of the
     Company and the  Separate  Account" and "Charge for the  Company's  Taxes,"
     page 32.

GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each  Subaccount's  average daily net assets.

FUND EXPENSES

     Each   Subaccount   purchases   shares  at  the  net  asset  value  of  the
     corresponding  Portfolio  of the Funds.  Each  Portfolio's  net asset value reflects the  investment  management  fee and any other  expenses  that are deducted  from the  assets of the Fund.  These  fees and  expenses  are not deducted  from  the  Subaccount,  but  are  paid  from  the  assets  of the corresponding  Portfolio.  As a  result,  you  indirectly  bear a pro  rata portion of such fees and expenses.  The management fees and other expenses, if any, which are more fully described in the Portfolio  prospectuses,  are not  specified  or fixed under the terms of the  Contract,  and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

     You may select the Annuity Payout Date at the time of application.  You may not defer the Annuity  Payout Date beyond the  Annuitant's  90th  birthday, although the terms of a Qualified  Plan and the laws of certain  states may require you to begin receiving  Annuity  Payments at an earlier age. If you do not select an Annuity  Payout Date,  the Annuity Payout Date will be the later  of the  Annuitant's  70th  birthday  or the  fifth  annual  Contract
     Anniversary.  See  "Selection  of an  Option,"  page 27. If there are Joint
     Annuitants, the birth date of the older Annuitant will be used to determine the latest  Annuity  Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

     On the Annuity  Payout Date,  the Account  Value as of that date,  less any premium  taxes,  will be applied  to  provide  an annuity  under one of the
     Options  described  below.  Each Option is  available  either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the
     Fixed Interest  Account.  A combination  variable and fixed annuity is also available  under Options 5 through 7. Your payment choices for each Annuity
     Option are set forth in the table below.

     -------------------------------------------------------------------------------------
                                                                               COMBINATION
                                                                                 VARIABLE
                                                      VARIABLE      FIXED       AND FIXED
     ANNUITY OPTION                                   ANNUITY      ANNUITY       ANNUITY
     -------------------------------------------------------------------------------------
     Option 1 - Life Income                               X          X
     -------------------------------------------------------------------------------------
     Option 2 - Life Income with Period Certain           X          X
     -------------------------------------------------------------------------------------
     Option 3 - Life Income with Installment Refund       X          X
     -------------------------------------------------------------------------------------
     Option 4 - Joint and Last Survivor                   X          X
     -------------------------------------------------------------------------------------
     Option 5 - Payments for a Specified Period           X          X              X
     -------------------------------------------------------------------------------------
     Option 6 - Payments of a Specified Amount            X          X              X
     -------------------------------------------------------------------------------------
     Option 7 - Age Recalculation                         X          X              X
     -------------------------------------------------------------------------------------

     Variable Annuity Payments will fluctuate with the investment performance of the applicable  Subaccounts  while fixed Annuity  Payments will not. Unless you direct  otherwise,  Account Value allocated to the Subaccounts  will be applied to purchase a variable  annuity and Account Value  allocated to the
     Fixed  Interest  Account will be applied to purchase a fixed  annuity.  The
     Company will make Annuity Payments on a monthly, quarterly,  semiannual, or annual basis.  No Annuity  Payments will be made for less than $20. You may direct  Investment  Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price  Funds by  submitting  a written request to the Company.  If the frequency of payments selected would result in payments of less than $20, the Company  reserves the right to change the frequency.

     You may  designate  or change an Annuity  Payout Date,  Annuity  Option and
     Annuitant,  provided  proper  written  notice is received at the Company at least 30 days prior to the Annuity  Payout Date.  The date  selected as the new  Annuity  Payout  Date must be at least 30 days after the date  written notice  requesting  a change of  Annuity  Payout  Date is  received  by the
     Company.

EXCHANGES AND WITHDRAWALS

     During the Annuity Period,  you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company. Up to six exchanges  are  allowed in any  Contract  Year.  Exchanges  are not allowed within 30 days of the Annuity  Payout Date.  Exchanges of Account  Value or
     Payment  Units  during the Annuity  Period  will  result in future  Annuity
     Payments  based  upon the  performance  of the  Subaccounts  to  which  the exchange is made.

     You may exchange  Payment  Units under Options 1 through 4 and may exchange
     Account Value among the  Subaccounts  and the Fixed Interest  Account under
     Options 5 through 7,  subject to the  restrictions  on  exchanges  from the
     Fixed Interest Account  described under the "Fixed Interest  Account," page
     29. The minimum  amount of Account  Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

     Once Annuity  Payments have commenced,  an Annuitant or Owner cannot change the Annuity  Option and generally  cannot  surrender his or her annuity for the  Withdrawal  Value.  Full and partial  withdrawals of Account Value are available,  however,  during the Annuity  Period under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account.
     Partial  withdrawals  during the  Annuity  Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS

     The Contract provides for seven Annuity Options.  Other Annuity Options may be available upon request at the  discretion of the Company.  If no Annuity
     Option has been  selected,  Annuity  Payments will be made to the Annuitant under  Option 2 which  shall  be an  annuity  payable  monthly  during  the lifetime of the Annuitant with payments guaranteed to be made for 10 years.
     A letter will be sent to the Owner on the Annuity Payout Date to notify the
     Owner that Option 2 will be selected and to give the Owner the  opportunity to confirm this Annuity Option or to select a different Annuity Option. The
     Annuity Options are set forth below.

     OPTION 1 - LIFE INCOME  Periodic  Annuity  Payments will be made during the lifetime  of  the  Annuitant.  It is  possible  under  this  Option  for an
     Annuitant  to receive  only one Annuity  Payment if the  Annuitant's  death occurred prior to the due date of the second Annuity Payment,  two if death occurred prior to the due date of the third Annuity Payment,  etc. THERE IS
     NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION.  PAYMENTS CEASE
     UPON THE DEATH OF THE  ANNUITANT,  REGARDLESS  OF THE  NUMBER  OF  PAYMENTS
     RECEIVED.

     OPTION 2 - LIFE  INCOME  WITH  PERIOD  CERTAIN  OF 5, 10,  15,  OR 20 YEARS
     Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected,  Annuity  Payments will be continued  during the remainder of such period to the Designated Beneficiary.  UPON THE ANNUITANT'S DEATH AFTER THE
     PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

     OPTION 3 - LIFE INCOME WITH  INSTALLMENT  OR UNIT  REFUND  OPTION  Periodic
     Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number  determined  by  dividing  the amount applied  under  this  Option by the  amount of the first  payment,  Annuity
     Payments will be continued to the Designated  Beneficiary until that number of Annuity Payments has been made.

     OPTION 4 - JOINT AND LAST SURVIVOR  Periodic  Annuity Payments will be made during the lifetime of the  Annuitants.  Annuity  Payments  will be made as long as  either  Annuitant  is  living.  Upon the  death of one  Annuitant,
     Annuity  Payments  continue  to the  surviving  annuitant  at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity  Payments as elected by the
     Owner at the time the Annuity  Option is  selected.  With  respect to fixed
     Annuity  Payments,  the amount of the Annuity  Payment and, with respect to variable  Annuity  Payments,  the number of Payment Units used to determine the Annuity  Payment is reduced as of the first Annuity  Payment  following the  Annuitant's  death.  It is  possible  under  this  Option for only one
     Annuity  Payment  to be made if both  Annuitants  died  prior to the second
     Annuity  Payment  due  date,  two if both died  prior to the third  Annuity
     Payment  due date,  etc.  AS IN THE CASE OF OPTION 1,  THERE IS NO  MINIMUM
     NUMBER OF PAYMENTS  GUARANTEED  UNDER THIS OPTION.  PAYMENTS CEASE UPON THE
     DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS
     RECEIVED.

     OPTION 5 - PAYMENTS FOR SPECIFIED  PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the
     Owner. The amount of each annuity payment is determined by dividing Account
     Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant,  payments have been made for less than the selected fixed period,  the remaining unpaid payments will be paid to the Designated
     Beneficiary.

     OPTION 6 - PAYMENTS OF A SPECIFIED  AMOUNT Periodic Annuity Payments of the
     amount  elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant,  all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.  This Option is available only for Contracts issued in connection with Non-Qualified Plans.

     OPTION 7 - AGE  RECALCULATION  Periodic Annuity Payments will be made based upon the Annuitant's life  expectancy,  or the joint life expectancy of the
     Annuitant  and a  beneficiary,  at the  Annuitant's  attained  age (and the beneficiary's  attained or  adjusted  age, if  applicable)  each year.  The payments are computed by reference to government  actuarial  tables and are made until Account  Value is exhausted.  Upon the  Annuitant's  death,  any
     Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

     You should  carefully review the Annuity Options with your financial or tax adviser.  For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the  requirements of the Internal  Revenue Code for  pertinent  limitations  respecting  Annuity
     Payments and other matters. For instance, Qualified Plans generally require that  Annuity  Payments  begin no later than April 1 of the  calendar  year following the year in which the Annuitant  reaches age 70 1/2. In addition, under Qualified  Plans,  the period elected for receipt of Annuity Payments under Annuity  Options (other than life income)  generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than 10 years younger than the Annuitant. For Non-Qualified Plans, the
     Company  does  not  allow  Annuity  Payments  to  be  deferred  beyond  the
     Annuitant's 90th birthday.

ANNUITY PAYMENTS

     Annuity  Payments  under  Options 1 through 4 are based upon annuity  rates that vary with the Annuity  Option  selected.  The annuity  rates will vary based upon the age and sex of the  Annuitant,  except that unisex rates are used where required by law. The annuity rates reflect your life  expectancy based upon your age as of the Annuity Payout Date and gender, unless unisex rates apply.  The annuity rates are based upon the 1983(a)  mortality table adjusted  to  reflect an assumed  interest  rate of 3.5% or 5%,  compounded annually,  as  selected  by the  Owner.  In the case of Options 5, 6 and 7,
     Annuity  Payments are based upon Account  Value  without  regard to annuity rates.  The Company  calculates  variable  Annuity Payments under Options 1 through  4 using  Payment  Units.  The  value  of a  Payment  Unit for each
     Subaccount is determined as of each Valuation Date and was initially $1.00.
     The Payment Unit value of a Subaccount as of any subsequent  Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation
     Date for (1) the interim performance of the corresponding  Portfolio of the
     Funds;  (2)  any  dividends  or  distributions  paid  by the  corresponding
     Portfolio;  (3) the mortality and expense risk charge; (4) the charges,  if any,  that may be assessed by the  Company  for taxes  attributable  to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Payment Units used to calculate each variable annuity payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, which are the guaranteed minimum dollar amount of monthly annuity payment for each $1,000 of Account Value, less any applicable premium taxes,  applied to an Annuity
     Option.  The  Account  Value  as of  the  Annuity  Payout  Date,  less  any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000  specified in the annuity  tables to  determine  the initial Annuity Payment for a variable  annuity and the guaranteed  monthly
     Annuity Payment for a fixed annuity.

     On the  Annuity  Payout  Date,  the Company  divides  the initial  variable
     Annuity  Payment by the value as of that date of the  Payment  Unit for the applicable  Subaccount  to determine the number of Payment Units to be used in calculating  subsequent  Annuity Payments.  If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be  determined  by dividing  the portion of the  initial  variable  Annuity
     Payment allocated to a Subaccount by the value of that Subaccount's Payment
     Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity  Payout Date.  The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges
     Payment Units among Subaccounts.

     Subsequent  variable  Annuity  Payments are calculated by  multiplying  the number of  Payment  Units  allocated  to a  Subaccount  by the value of the
     Payment Unit as of the date of the Annuity Payment.  If the Annuity Payment is allocated to more than one  Subaccount,  the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount. An example is set forth below of an Annuity Payment  calculation under Option 2, assuming purchase  of a  Contract  by a  60-year-old  male  with  Account  Value  of
     $100,000.

     -------------------------------------------------------------------------------------

     Account Value                $100,000                    $100,000
                                                              -------- = 100
     Premium Tax                  -      0                     $1,000
                                   -------
     Proceeds Under the Contract  $100,000

     Amount determined by reference to annuity table for
     a male, age 60 under Option 2...............................................    $4.78

     First Variable Annuity Payment (100 x $4.78)................................     $478

                                                                                NUMBER
                                            FIRST                             OF PAYMENT
                            ALLOCATION     VARIABLE          PAYMENT          UNITS USED
                            OF ACCOUNT     ANNUITY         UNIT VALUE        TO DETERMINE
                           VALUE UNDER     PAYMENT         ON ANNUITY         SUBSEQUENT
     SUBACCOUNT            THE CONTRACT   ALLOCATION       PAYOUT DATE         PAYMENTS

     Equity Income             50%         $239.00     /      $1.51      =     158.2781
     International Stock       50%          239.00     /       1.02      =     234.3137
                                            ------
                                           $478.00

                                NUMBER OF            PAYMENT UNIT
                              PAYMENT UNITS            VALUE ON            AMOUNT OF
                           UNSED TO DETERMINE         SUBSEQUENT           SUBSEQUENT
     SUBACCOUNT            SUBSEQUENT PAYMENTS       PAYMENT DATE       ANNUITY PAYMENTS

     Equity Income              158.2781         x      $1.60       =       $253.24
     International Stock        234.3137         x       1.10       =        257.74
                                                                             ------
     Subsequent Variable Annuity Payment.................................   $510.98
     -------------------------------------------------------------------------------------

ASSUMED INTEREST RATE

     As  discussed  above,  the annuity  rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%,  compounded  annually,  as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally  increase or decrease  from one Annuity  Payment date to the next based upon the net  performance  (returns  after fees and  expenses) of the applicable  Subaccounts  during the interim period adjusted for the assumed interest rate. If the net  performance  of the  Subaccounts is equal to the assumed interest rate,  Annuity  Payments will remain constant.  If the net performance of the  Subaccounts is greater than the assumed  interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity  Payments will decline.  A higher  assumed  interest rate, for example 5%, would mean a higher initial variable  Annuity  Payment,  but the amount of the Annuity  Payments  would increase  more  slowly in a rising  market  (or the  amount of the  Annuity
     Payments  would decline more rapidly in a falling  market).  Conversely,  a lower assumed  interest rate, for example 3.5%,  would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising  market and more slowly  declining  Annuity  Payment  amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

     You may  allocate all or a portion of your  purchase  payments and exchange
     Account Value to the Fixed Interest Account. Amounts allocated to the Fixed
     Interest  Account  become  part of the  Company's  General  Account,  which supports the  Company's  insurance and annuity  obligations.  The Company's
     General  Account is subject to regulation  and  supervision by the New York
     Department of Insurance.  In reliance on certain exemptive and exclusionary
     provisions,   interests  in  the  Fixed  Interest  Account  have  not  been registered as securities  under the Securities Act of 1933 (the "1933 Act")
     and the Fixed  Interest  Account has not been  registered  as an investment company  under  the  Investment  Company  Act of  1940  (the  "1940  Act").
     Accordingly,  neither the Fixed Interest Account nor any interests  therein are  generally  subject to the  provisions of the 1933 Act or the 1940 Act.
     The disclosure in this Prospectus  relating to the Fixed Interest  Account, however, may be subject to certain generally  applicable  provisions of the federal  securities  laws  relating to the  accuracy  and  completeness  of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the
     Separate Account and contains only selected information regarding the Fixed
     Interest  Account.  For  more  information  regarding  the  Fixed  Interest
     Account, see "The Contract," page 16.

     Amounts  allocated to the Fixed Interest Account become part of the General
     Account of the Company,  which  consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the
     Company.  Subject to applicable  law, the Company has sole  discretion over the investment of the assets of its General Account.

INTEREST

     Account Value  allocated to the Fixed Interest  Account earns interest at a fixed rate or rates that are paid by the Company.  The Account Value in the
     Fixed  Interest  Account  earns  interest  at  an  interest  rate  that  is guaranteed to be at least an annual  effective rate of 3% which will accrue daily  ("Guaranteed  Rate").  Such interest will be paid  regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion  pay interest at a rate ("Current  Rate")
     that exceeds the  Guaranteed  Rate.  The Company will determine the Current
     Rate, if any, from time to time.

     Account  Value  allocated or exchanged to the Fixed  Interest  Account will earn  interest  at the  Current  Rate,  if any,  in effect on the date such portion of Account  Value is allocated  or exchanged to the Fixed  Interest
     Account.  The  Current  Rate  paid on any such  portion  of  Account  Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling  one-year periods (each a "Guarantee  Period").  Upon expiration of any Guarantee  Period,  a new Guarantee  Period begins with respect to that portion of Account Value,  which will earn interest at the Current Rate, if any,  declared  by the  Company  as of the first  day of the new  Guarantee
     Period.

     Account Value  allocated or exchanged to the Fixed Interest  Account at one point in time may be credited  with a different  Current  Rate than amounts allocated or exchanged to the Fixed  Interest  Account at another  point in time. For example,  amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the
     Fixed Interest Account in July. Therefore, at any time, various portions of a  Contractowner's  Account  Value in the  Fixed  Interest  Account  may be
     earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  exchanged  to the Fixed  Interest
     Account.  The  Company  bears the  investment  risk for the  Account  Value allocated  to the Fixed  Interest  Account  and for paying  interest at the
     Guaranteed Rate on amounts allocated to the Fixed Interest Account.

     For purposes of  determining  the interest  rates to be credited on Account
     Value in the Fixed  Interest  Account,  withdrawals  or exchanges  from the
     Fixed Interest Account will be deemed to be taken first from any portion of
     Account  Value  allocated  to the  Fixed  Interest  Account  for  which the
     Guarantee  Period expires during the calendar month in which the withdrawal or exchange is effected,  then in the order  beginning with that portion of such Account Value which has the longest  amount of time  remaining  before the end of its Guarantee  Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period.  For more  information  about exchanges and withdrawals  from the Fixed Interest
     Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

     The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest  Account as for a Contract that has Account Value allocated to the Subaccounts.  See "Death
     Benefit," page 22.

CONTRACT CHARGES

     Premium  taxes will be the same for  Contractowners  who allocate  purchase payments or exchange  Account  Value to the Fixed  Interest  Account as for
     those who allocate  purchase  payments to the  Subaccounts.  The charge for mortality and expense risks will not be assessed against the Fixed Interest
     Account,  and any amounts that the Company pays for income taxes  allocable to the Subaccounts will not be charged against the Fixed Interest  Account.
     In addition,  the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by  Contractowners to the extent  the  Account  Value is  allocated  to the Fixed  Interest  Account;
     however,  such  Contractowners  will  not  participate  in  the  investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

     Amounts may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed  Interest  Account  to the  Subaccounts,  subject to the following  limitations.  Exchanges  from the  Fixed  Interest  Account  are allowed only (1) from Account Value,  the Guarantee Period of which expires during the calendar  month in which the exchange is effected,  (2) pursuant to the Dollar  Cost  Averaging  Option  provided  that such  exchanges  are scheduled  to be made  over a period  of not less  than one  year,  and (3)
     pursuant to the Asset Rebalancing Option, provided that upon receipt of the
     Asset  Rebalancing  Request,  Account  Value is  allocated  among the Fixed
     Interest  Account and the  Subaccounts in the  percentages  selected by the
     Contractowner  without  violating the  restrictions  on exchanges  from the
     Fixed Interest Account set forth in (1) above. Accordingly, a Contractowner who desires to implement  the Asset  Rebalancing  Option  should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages  selected by the  Contractowner  without violating the  restrictions  on exchanges from the Fixed Interest  Account.
     Once an Asset  Rebalancing  Option  is  implemented,  the  restrictions  on exchanges  will not apply to exchanges  made pursuant to the Option.  Up to six exchanges  are allowed in any Contract  Year and exchanges  pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum exchange amount is
     $500 ($200 under the Dollar Cost Averaging  Option) or the amount remaining in the Fixed Interest Account.

     If  Account  Value  is being  exchanged  from the  Fixed  Interest  Account pursuant  to the  Dollar  Cost  Averaging  or Asset  Rebalancing  Option or
     withdrawn   from  the  Fixed  Interest   Account   pursuant  to  systematic
     withdrawals,  any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest  Account will  automatically  terminate such
     Dollar  Cost   Averaging  or  Asset   Rebalancing   Option  or   systematic
     withdrawals,  and any  withdrawal  from the Fixed  Interest  Account or the
     Subaccounts will automatically  terminate the Asset Rebalancing  Option. In the event of automatic  termination  of any of the foregoing  options,  the
     Company  shall so  notify  the  Contractowner,  and the  Contractowner  may
     reestablish  Dollar  Cost  Averaging,  Asset  Rebalancing,   or  systematic
     withdrawals by sending a written request to the Company,  provided that the
     Owner's  Account Value at that time meets any minimum  amount  required for the Dollar Cost Averaging or Asset Rebalancing Option.

     The  Contractowner  may also make full  withdrawals to the same extent as a
     Contractowner  who  has  allocated  Account  Value  to the  Subaccounts.  A
     Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value,  the Guarantee  Period of which expires during the  calendar  month in which  the  partial  withdrawal  is  effected,  (2)
     pursuant to  systematic  withdrawals,  and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the
     Fixed Interest  Account at the time of the partial  withdrawal.  Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for  payments  over a period of not less than 36 months.  See "Full and Partial Withdrawals," page 20 and "Systematic Withdrawals," page 21.

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

     The Company  reserves  the right to delay any full and partial  withdrawals and exchanges from the Fixed Interest  Account for up to six months after a written  request in proper  form is  received  by the  Company.  During the period of deferral,  interest at the applicable interest rate or rates will continue  to be credited to the  amounts  allocated  to the Fixed  Interest
     Account.  The  Company  does not  expect to delay  payments  from the Fixed
     Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

     The  Contractowner is the person named as such in the application or in any
     later  change  shown  in  the  Company's   records.   While   living,   the
     Contractowner  alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.  The Owner may be an entity  that  is not a  living  person,  such as a  trust  or  corporation, referred to herein as  "Non-Natural  Persons."  See "Federal Tax  Matters,"
     below.

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving Owner shall be the sole Owner.  Any Contract  transaction  requires  the  signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

     The  Beneficiary is the individual  named as such in the application or any later change shown in the Company's  records.  The Contractowner may change the  Beneficiary  at any time  while the  Contract  is in force by  written request on a form provided and received by the Company. The change will not be binding on the Company until it is received and recorded by the Company.
     The change will be effective as of the date this form is signed  subject to any payments made or other  actions taken by the Company  before the change is received and recorded.  A Secondary  Beneficiary may be designated.  The
     Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

     The  Company  is a  stock  life  insurance  company  and,  accordingly,  no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

     The  Company  will  pay any full or  partial  withdrawal  benefit  or death benefit proceeds from Account Value allocated to the Subaccounts,  and will effect an exchange  between  Subaccounts  or from a Subaccount to the Fixed
     Interest Account within seven days from the Valuation Date a proper request is  received  by  the  Company.  However,  the  Company  can  postpone  the calculation  or payment of such a payment or exchange  of amounts  from the
     Subaccounts to the extent  permitted  under  applicable law, for any period during  which:  (a) the New  York  Stock  Exchange  is  closed  other  than customary weekend and holiday  closings,  (b) trading on the New York Stock
     Exchange is restricted  as  determined by the SEC, or (c) an emergency,  as determined  by the  SEC,  exists  as a  result  of which  (i)  disposal  of securities held by the Separate Account is not reasonably  practicable,  or
     (ii) it is not reasonably  practicable to determine the value of the assets of the Separate Account.

PROOF OF AGE AND SURVIVAL

     The  Company  may  require  proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

     If the age or sex of an  Annuitant  or age of an Owner has been  misstated, the correct  amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex
     (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

     The  Contract   described  in  this  Prospectus  is  designed  for  use  by individuals  in  retirement  plans which may or may not be Qualified  Plans under the provisions of the Internal Revenue Code ("Code").

     The  ultimate  effect of federal  income  taxes on the amounts held under a
     Contract,  on Annuity Payments,  and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of  retirement  plan for  which  the  Contract  is  purchased,  the tax and employment  status  of the  individuals  involved,  and a  number  of other factors.  The discussion of the federal income tax considerations  relating to  a  contract  contained  herein  and  in  the  Statement  of  Additional
     Information  is general in nature and is not  intended to be an  exhaustive discussion of all questions that might arise in connection with a Contract.
     It is based upon the Company's  understanding of the present federal income tax laws as currently  interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice.  No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current  interpretations  by the IRS or the courts.  Future legislation may affect annuity contracts adversely.  Moreover,  no attempt has been made to consider  any  applicable  state or other  laws.  Because  of the  inherent complexity  of the tax  laws  and the  fact  that  tax  results  will  vary according to the particular  circumstances of the individual  involved and, if applicable,  the Qualified Plan, a person should consult a qualified tax adviser  regarding the purchase of a Contract,  the selection of an Annuity
     Option under a Contract,  the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract (including an exchange).  THE
     COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
     CONSEQUENCES  ARISING FROM, ANY CONTRACT OR ANY  TRANSACTION  INVOLVING THE
     CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

     GENERAL

     The Company  intends to be taxed as a life insurance  company under Part I,
     Subchapter L of the Code.  Because the  operations of the Separate  Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate
     Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES

     A charge may be made  against the  Separate  Account for any federal  taxes incurred by the Company that are attributable to the Separate Account,  the
     Subaccounts,  or to the  operations  of the  Company  with  respect  to the
     Contract or attributable to payments,  premiums, or acquisition costs under the  Contract.  The  Company  will  review the  question of a charge to the
     Separate  Account,  the  Subaccounts,  or the  Contracts  for the Company's
     federal taxes  periodically.  Charges may become  necessary if, among other reasons,  the tax treatment of the Company or of income and expenses  under the  Contracts is  ultimately  determined to be other than what the Company currently  believes  it to be, if there  are  changes  made in the  federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several states.  At present,  these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company  reserves the right to charge the Separate Account or the  Subaccounts  for such  taxes,  if any,  attributable  to the  Separate
     Account or Subaccounts.

     DIVERSIFICATION STANDARDS

     Each of the Portfolios will be required to adhere to regulations  issued by the Treasury  Department pursuant to Section 817(h) of the Code prescribing asset  diversification  requirements for investment  companies whose shares are sold to insurance company separate accounts funding variable contracts.
     Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one  investment,  no more than 70%
     may be  represented  by any  two  investments,  no  more  than  80%  may be represented  by  any  three  investments,  and  no  more  than  90%  may be represented  by any four  investments.  For  purposes  of  Section  817(h), securities of a single issuer generally are treated as one investment,  but obligations  of the U.S.  Treasury  and each  U.S.  Governmental  agency or instrumentality  generally are treated as  securities of separate  issuers.
     The Separate  Account,  through the Portfolios,  intends to comply with the diversification requirements of Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered the owners,  for federal  income tax purposes,  of the assets of
     the  separate   account  used  to  support   their   contracts.   In  those
     circumstances,  income and gains from the separate  account assets would be includible in the variable contractowner's gross income. The IRS has stated
     in published rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those  assets,  such as the ability to exercise  investment control  over the  assets.  The  Treasury  Department  also  announced,  in connection  with the issuance of  regulations  concerning  diversification,
     that  those   regulations   "do  not  provide   guidance   concerning   the
     circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the  policyowner),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account."  This  announcement  also stated that guidance would be issued by way of  regulations  or rulings on the "extent to which  policyholders  may direct their investments to particular subaccounts without being treated as owners of the  underlying  assets." As of the date of this  Prospectus,  no guidance applicable to the Contract has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects from,  those  described by the IRS in rulings in which it was  determined  that  policyowners  were not  owners of  separate  account assets.  For example,  in the present case the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases  described  in the  rulings.  These  differences  could  result  in a
     Contractowner  being  treated  as the  owner of a pro rata  portion  of the assets of the Separate Account. In addition, the Company does not know what standards  will be set forth,  if any, in the  regulations or rulings which the  Treasury  Department  has  stated it  expects  to issue.  The  Company therefore reserves the right to modify the Contract,  as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the  owner  of a pro rata  share of the  assets  of the  Separate  Account.
     Moreover,  in the event that regulations or rulings are promulgated,  there can be no  assurance  that  the  Portfolios  will  be able  to  operate  as currently  described in the Prospectus,  or that the Funds will not have to change any Portfolio's investment objective or investment policies.

     INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

     Section 72 of the Code governs the  taxation of  annuities.  In general,  a
     Contractowner  is not taxed on increases in value under an annuity contract until some form of  distribution is made under the contract.  However,  the
     increase  in  value  may  be  subject  to  tax   currently   under  certain
     circumstances.  See "Contracts  Owned by Non-Natural  Persons," page 35 and
     "Diversification  Standards," page 33.  Withholding of federal income taxes on all  distributions  may be required  unless a recipient  who is eligible elects not to have any amounts  withheld and properly  notifies the Company of that election.

     > SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY PAYOUT DATE Code Section
       72 provides  that  amounts  received  upon a total or partial  withdrawal
       (including  systematic  withdrawals) from a Contract prior to the Annuity
       Payout Date  generally will be treated as gross income to the extent that the  cash  value  of  the  Contract  (determined  without  regard  to any surrender  charge  in the  case  of a  partial  withdrawal)  exceeds  the
       "investment in the  contract."  The  "investment in the contract" is that portion,  if any, of  purchase  payments  paid under a Contract  less any distributions  received  previously  under the Contract that are excluded from the  recipient's  gross  income.  The  taxable  portion  is taxed at ordinary  income  tax  rates.  For  purposes  of this  rule,  a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.  Similarly,  loans under a Contract are generally treated as distributions under the Contract.

     > SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  PAYOUT DATE Upon a
       complete surrender, the amount received is taxable to the extent that the cash value of the Contract  exceeds the  investment in the Contract.  The taxable  portion of such  payments  will be taxed at ordinary  income tax rates.  For fixed Annuity  Payments,  the taxable portion of each payment generally  is  determined  by using a  formula  known  as the  "exclusion ratio," which  establishes  the ratio that the investment in the Contract bears to the total  expected  amount of Annuity  Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates.  For variable  Annuity  Payments,  the taxable portion of each payment is determined by using a formula known as the "excludable  amount," which  establishes  the non-taxable  portion of each payment.  The non-taxable  portion is a fixed dollar amount for each payment,  determined  by dividing the  investment  in the Contract by the number of payments to be made.  The  remainder of each  variable  annuity payment is taxable.  Once the excludable  portion of Annuity  Payments to date equals the  investment in the  Contract,  the balance of the Annuity
       Payments will be fully taxable.

     > PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn  or  distributed  before  the  taxpayer  reaches  age 59 1/2, a penalty  tax is  generally  imposed  equal to 10% of the  portion of such amount which is includible in gross income.  However,  the penalty tax is not  applicable  to  withdrawals:  (i) made on or after  the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary  importance  in affecting  the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled  within the meaning of Code  Section  72(m)(7);  (iii) which are part of a series  of  substantially  equal  periodic  payments  (not less frequently  than annually) made for the life (or life  expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v) under a so-called  qualified funding asset (as defined in Code Section 130(d));
       (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified  plans and which are held by the employer until the employee separates from service.

       If the  penalty  tax does not apply to a  surrender  or  withdrawal  as a result of the application of item (iii) above, and the series of payments are subsequently  modified (other than by reason of death or disability), the tax for the  first  year in which  the  modification  occurs  will be increased by an amount  (determined by the regulations)  equal to the tax that would have been imposed but for item (iii) above,  plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first  payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

     ADDITIONAL CONSIDERATIONS

     > DISTRIBUTION-AT-DEATH  RULES  In  order  to  be  treated  as  an  annuity contract,  a Contract must provide the following two distribution  rules:
       (a) if any owner dies on or after the Annuity Payout Date, and before the entire  interest in the Contract has been  distributed,  the remainder of the  owner's  interest  will be  distributed  at least as  quickly as the distribution  method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire  interest in the Contract must generally be distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income  thereunder) may be continued in the name of the spouse as owner.

       Generally,  for purposes of  determining  when  distributions  must begin under  the  foregoing  rules,  where an owner is not an  individual,  the primary  annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally, in the case of joint owners, the distribution-at-death rules will be applied by  treating  the  death of the first  owner as the one to be taken  into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

     > GIFT  OF  ANNUITY  CONTRACTS  Generally,   gifts  of  Non-Qualified  Plan
       Contracts  prior to the Annuity  Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     > CONTRACTS  OWNED BY  NON-NATURAL  PERSONS  If the  Contract  is held by a non-natural  person  (for  example,  a  corporation),  the income on that
       Contract (generally the increase in net surrender value less the purchase payments) is  includible in taxable  income each year.  The rule does not apply where the  Contract is acquired by the estate of a decedent,  where the  Contract is held by certain  types of  retirement  plans,  where the
       Contract is a qualified funding asset for structured  settlements,  where the Contract is purchased on behalf of an employee upon  termination of a qualified  plan,  and in the case of a so-called  immediate  annuity.  An annuity  contract  held by a trust or other entity as agent for a natural person is considered held by a natural person.

     > MULTIPLE  CONTRACT  RULE For  purposes of  determining  the amount of any distribution under Code Section 72(e) (amounts not received as annuities)
       that is includible in gross income,  all Non-Qualified  annuity contracts issued by the same insurer to the same Contractowner  during any calendar year are to be aggregated  and treated as one contract.  Thus, any amount received under any such contract  prior to the contract's  Annuity Payout
       Date, such as a partial  withdrawal,  dividend,  or loan, will be taxable
       (and  possibly  subject  to the 10%  penalty  tax) to the  extent  of the combined income in all such contracts.

       In addition,  the Treasury  Department has broad regulatory  authority in applying  this  provision  to prevent  avoidance  of the purposes of this rule. It is possible that, under this authority,  the Treasury Department may apply this rule to amounts that are paid as  annuities  (on and after the Annuity  Payout  Date)  under  annuity  contracts  issued by the same company to the same owner during any calendar year. In this case, Annuity
       Payments could be fully taxable (and possibly  subject to the 10% penalty tax) to the  extent  of the  combined  income in all such  contracts  and regardless of whether any amount would  otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     > POSSIBLE TAX CHANGES In recent years,  legislation has been proposed that would have adversely  modified the federal taxation of certain annuities.
       There is always the possibility that the tax treatment of annuities could change by  legislation or other means (such as IRS  regulations,  revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible  that any  legislative  change  could be  retroactive  (that is, effective prior to the date of such change).

     > TRANSFERS,  ASSIGNMENTS,  OR  EXCHANGES  OF  A  CONTRACT  A  transfer  of ownership of a Contract, the designation of an Annuitant, Payee, or other
       Beneficiary  who is not also the Owner,  the selection of certain Annuity
       Payout  Dates or the  exchange  of a Contract  may result in certain  tax consequences  to the  Owner  that  are not  discussed  herein.  An  Owner contemplating  any such  transfer,  assignment,  selection,  or  exchange should  contact a qualified  tax adviser  with  respect to the  potential effects of such a transaction.

QUALIFIED PLANS

     The Contract may be used as a Qualified Plan that meets the requirements of an individual  retirement  annuity  ("IRA") under Section 408 or a Roth IRA under  Section 408A, of the Code. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan.
     Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified  Plans may be limited by applicable  law,  regardless  of the terms and  conditions  of the Contract issued in connection therewith.

     The  amount  that may be  contributed  to a  Qualified  Plan is  subject to limitations under the Code. In addition, early distributions from Qualified
     Plans may be subject to penalty taxes.  Furthermore,  most Qualified  Plans are subject to certain minimum  distribution rules.  Failure to comply with these rules  could  result in  disqualification  of the Plan or subject the
     Owner or Annuitant to penalty taxes. As a result, the minimum  distribution rules may limit the  availability  of  certain  Annuity  Options to certain
     Annuitants and their beneficiaries. These rules and requirements may not be
     incorporated  into  our  Contract  administration  procedures.   Therefore,
     Contractowners,   Annuitants,   and   Beneficiaries   are  responsible  for
     determining that contributions,  distributions, and other transactions with respect to the Contracts comply with applicable law.

     THE FOLLOWING IS A BRIEF  DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE
     CONTRACT THEREWITH:

     > SECTION 408 AND SECTION 408A

       INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals  to  establish  individual  retirement  programs  through the purchase of Individual  Retirement  Annuities  ("traditional  IRAs"). The
       Contract may be purchased as an IRA. The IRAs described in this paragraph are called  "traditional IRAs" to distinguish them from "Roth IRAs" which are described below.

       IRAs are subject to  limitations  on the amount that may be  contributed, the persons who may be eligible,  and on the time when distributions must
       commence.   Depending   upon  the   circumstances   of  the   individual,
       contributions  to a  traditional  IRA  may be  made  on a  deductible  or nondeductible  basis.  IRAs  may  not  be  transferred,  sold,  assigned, discounted, or pledged as collateral for a loan or other obligation.  The annual premium for an IRA may not be fixed and may not exceed $2,000. Any refund of premium  must be applied to the  payment of future  premiums or the purchase of additional benefits.

       Sale  of the  Contract  for use  with  IRAs  may be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the  Contract  for such purposes will be provided with such  supplementary  information as may be required by the IRS and will have the right to revoke the Contract  under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

       An  individual's   interest  in  a  traditional  IRA  must  generally  be
       distributed  or begin to be  distributed  not later  than  April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required  beginning date"). The  Contractowner's  retirement date,  if any,  will  not  affect  his or her  required  beginning  date.
       Periodic  distributions must not extend beyond the life of the individual or the lives of the  individual and a designated  beneficiary  (or over a period  extending  beyond the life  expectancy  of the  individual or the joint life  expectancy of the individual  and a designated  beneficiary).
       New  Regulations  proposed by the IRS in January  2001 may  significantly change these minimum required  distribution rules,  generally by reducing the  amount  of the  required  distributions,  beginning  in 2002.  These proposed  rules may be used under some  circumstances  for  distributions attributable to the year 2001.

       If an individual dies before reaching his or her required beginning date, the  individual's  entire  interest must generally be distributed  within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions  begin before the close of the calendar year  following  the  year  of the  individual's  death  to a  designated beneficiary  and are made  over the  life of the  beneficiary  (or over a period not extending beyond the life expectancy of the  beneficiary).  If
       the  designated   beneficiary  is  the  individual's   surviving  spouse,
       distributions  may be delayed until the individual would have reached age
       70 1/2.

       If an individual dies after reaching his or her required  beginning date, the  individual's  interest  must  generally be  distributed  at least as rapidly as under the method of  distribution in effect at the time of the individual's death.

       Distributions  from IRAs are generally taxed under Code Section 72. Under these  rules,  a portion  of each  distribution  may be  excludable  from income. The amount excludable from the individual's  income is the amount of the  distribution  which  bears  the same  ratio  as the  individual's nondeductible contributions to all IRAs bear to the expected return under the IRAs.

       The IRS has not reviewed the  Contract for  qualification  as an IRA, and has not  addressed in a ruling of general  applicability  whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

       ROTH IRAS.  Section  408A of the Code  permits  eligible  individuals  to establish a Roth IRA, a type of IRA which became  available in 1998.  The
       Contract may be purchased as a Roth IRA.  Contributions to a Roth IRA are not deductible,  but withdrawals  that meet certain  requirements are not subject to federal  income tax.  Sale of the  Contract  for use with Roth
       IRAs  may  be  subject  to  special  requirements  imposed  by  the  IRS.
       Purchasers  of the Contract for such  purposes will be provided with such supplementary  information  as  may be  required  by  the  IRS  or  other appropriate  agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required  distribution rules during the  Contractowner's  life time. Generally, however, upon the death of the Contractowner, the amount in a  remaining  Roth IRA must be  distributed  in the same  manner  as a traditional IRA as described above.

       The IRS has not reviewed the  Contract for  qualifications  as a Roth IRA and has not  addressed  in a ruling of  general  applicability  whether a death benefit  provision  such as the provision in the Contract  comports with Roth IRA qualification.

     > TAX PENALTIES

       PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified Plan before the owner reaches age 59 1/2 are generally  subject to an additional  tax equal to 10% of the taxable portion of the distribution.  The 10% penalty tax does not  apply to  distributions:  (i) made on or after the death of the Owner; (ii) attributable to the Owner's  disability;  (iii) which are part of a series of substantially  equal periodic payments made (at least annually)  for the life (or life  expectancy)  of the  Owner or the joint lives  (or  joint  life  expectancies)  of  the  Owner  and a  designated beneficiary;  (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess  contribution;  (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education  expenses";  or (ix) for certain  "qualified  first-time homebuyer distributions."

       MINIMUM DISTRIBUTION TAX. If the amount distributed from all of your IRAs is less than the  minimum  required  distribution  for the year,  you are subject to a 50% tax on the amount that was not properly distributed from all of your IRAs.

     > WITHHOLDING

       Periodic  distributions (e.g., annuities and installment payments) from a
       Qualified  Plan  that  will  last for a period  of 10 or more  years  are generally  subject  to  voluntary  income  tax  withholding.  The  amount withheld  on  such  periodic  distributions  is  determined  at the  rate applicable  to  wages.  The  recipient  of a  periodic  distribution  may generally elect not to have withholding apply.

       Nonperiodic  distributions  (e.g., lump sums and annuities or installment payments  of less than 10 years)  from an IRA are  subject  to income tax withholding at a flat 10% rate. The recipient of such a distribution  may elect not to have withholding apply.

       The above  description of the federal income tax consequences  applicable to Qualified  Plans which may be funded by the  Contract  offered by this
       Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified  Plans are extremely  complex and often  difficult to  comprehend.  Anything less than full  compliance with the applicable  rules, all of which are subject to change,  may have
       adverse  tax  consequences.   A  prospective   Contractowner  considering
       adoption of a  Qualified  Plan and  purchase of a Contract in  connection therewith  should first  consult a qualified  and  competent tax adviser, with regard to the  suitability of the Contract as an investment  vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

     You  indirectly  (through  the  Separate  Account)  purchase  shares of the
     Portfolios  when you allocate  purchase  payments to the  Subaccounts.  The
     Company  owns shares of the  Portfolios  in the  Separate  Account for your benefit.  Under current law, the Company will vote shares of the Portfolios held in the  Subaccounts in accordance  with voting  instructions  received from Owners having the right to give such  instructions.  You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same  proportion as the shares for which it receives voting  instructions  from Owners.  The Company votes shares in accordance with its current  understanding of the federal  securities laws.
     If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

     Unless  otherwise  required by  applicable  law,  the number of shares of a particular  Portfolio as to which you may give voting  instructions  to the
     Company is  determined  by dividing your Account Value in a Subaccount on a particular  date by the net asset value per share of that  Portfolio  as of the same date.  Fractional votes will be counted. The number of votes as to which voting  instructions  may be given will be  determined as of the date established by the Fund for  determining  shareholders  eligible to vote at the meeting of the Fund.  If required by the SEC, the Company  reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds.  Voting  instructions  may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit  timely  voting  instructions  will be voted by the
     Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

     The Company reserves the right,  subject to compliance with the law as then in effect,  to make additions to,  deletions  from,  substitutions  for, or combinations of the securities that are held by the Separate Account or any
     Subaccount or that the Separate Account or any Subaccount may purchase.  If shares of any or all of the  Portfolios  of the  Funds  should no longer be available  for  investment,  or if the  Company  receives  an opinion  from counsel acceptable to Investment  Services that substitution is in the best interest of  Contractowners  and that further  investment  in shares of the
     Portfolio(s)  would  cause  undue  risk to the  Company,  the  Company  may substitute  shares of another Portfolio of the Funds or of a different fund for shares  already  purchased,  or to be purchased in the future under the
     Contract.  The Company may also  purchase,  through the  Subaccount,  other securities for other classes of contracts,  or permit a conversion  between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  the Company will, to the extent required under applicable law, provide notice,  seek Owner approval, seek  prior  approval  of the SEC,  and  comply  with the  filing  or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account  that would  invest in a new  Portfolio of one of the
     Funds or in shares of another  investment  company,  a series  thereof,  or other suitable  investment  vehicle.  New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made  available to existing  Owners on a basis to be  determined by the Company and  Investment  Services.  The Company may also  eliminate  or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory  approvals,  to transfer  assets of any  Subaccount  of the  Separate  Account  to  another separate account or Subaccount with the consent of Investment Services.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If deemed by the Company to be in the best  interests of persons having voting rights  under the  Contracts,  the  Separate  Account  may be operated as a management  investment  company  under  the  1940  Act  or any  other  form permitted by law; it may be  deregistered  under that Act in the event such registration  is no  longer  required;  or it may be  combined  with  other separate  accounts  of the  Company  or an  affiliate  thereof.  Subject to compliance  with  applicable  law, the Company also may combine one or more
     Subaccounts and may establish a committee,  board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     The Company reserves the right,  without the consent of Owners,  to suspend sales of the  Contract as  presently  offered and to make any change to the provisions  of the Contracts to comply with, or give Owners the benefit of, any  federal or state  statute,  rule,  or  regulation,  including  but not limited to requirements  for annuity  contracts and retirement  plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.  The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

     A statement  will be sent  annually to each  Contractowner  setting forth a summary of the  transactions  that occurred during the year, and indicating the Account  Value as of the end of each year.  In addition,  the statement will  indicate the  allocation  of Account  Value among the Fixed  Interest
     Account  and the  Subaccounts  and any other  information  required by law.
     Confirmations will also be sent upon purchase payments, exchanges, and full and partial withdrawals.  Certain transactions will be confirmed quarterly.
     These  transactions  include  exchanges under the Dollar Cost Averaging and
     Asset  Rebalancing  Options,  purchase  payments  made  under an  Automatic
     Investment Program, systematic withdrawals, and Annuity Payments.

     Each  Contractowner  will also  receive  an annual  and  semiannual  report containing  financial  statements for the Portfolios,  which will include a list of the portfolio securities of the Portfolios, as required by the 1940
     Act,  and/or such other  reports as may be  required by federal  securities laws.

TELEPHONE EXCHANGE PRIVILEGES

     You  may  request  an  exchange  of  Account   Value  by  telephone  if  an
     Authorization for Telephone Requests form ("Telephone  Authorization")  has been  completed,  signed,  and filed  with the  Company.  The  Company  has
     established  procedures  to  confirm  that  instructions   communicated  by
     telephone  are  genuine  and  will  not be  liable  for any  losses  due to fraudulent or unauthorized instructions, provided that it complies with its procedures.  The Company's procedures require that any person requesting an exchange  by  telephone  provide  the  account  number and the  Owner's tax identification  number and such instructions must be received on a recorded line.  The  Company  reserves  the  right  to deny any  telephone  exchange request.  If all telephone lines are busy (which might occur,  for example, during periods of substantial market  fluctuations),  Contractowners  might not be able to  request  exchanges  by  telephone  and would have to submit written requests.

     By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract, and agree that neither the Company,  nor any of its affiliates,  nor the Funds, nor any of their directors,  trustees, officers, employees, or agents, will be liable for any loss,  damages,  cost, or expense  (including  attorney's fees) arising out of any requests effected in accordance with the Telephone
     Authorization and believed by the Company to be genuine,  provided that the
     Company has  complied  with its  procedures.  As a result of this policy on telephone  requests,  the Contractowner  will bear the risk of loss arising from the  telephone  exchange  privileges.  The  Company  may  discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

     T. Rowe Price Investment Services,  Inc.  ("Investment  Services"),  is the
     distributor  of  the  Contracts.  Investment  Services  also  acts  as  the distributor  of  certain  mutual  funds  advised  by T. Rowe  Price and TRP
     International.  Investment  Services  is  registered  with  the  SEC  as  a broker-dealer  under the  Securities  Exchange  Act of 1934,  and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a
     member of the National  Association of Securities Dealers,  Inc. Investment
     Services is a wholly owned  subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

     There are no legal  proceedings  pending to which the Separate Account is a party, or which would materially affect the Separate Account.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     Performance  information  for  the  Subaccounts  of the  Separate  Account,
     including  the yield and total  return  of all  Subaccounts  may  appear in
     advertisements,   reports,   and  promotional   literature  to  current  or
     prospective Owners.

     Current yield for the Prime Reserve  Subaccount will be based on investment income received by a hypothetical  investment over a given seven-day period
     (less expenses  accrued during the period),  and then  "annualized"  (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).  "Effective yield"
     for the Prime Reserve  Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

     For the  other  Subaccounts,  quotations  of  yield  will be  based  on all investment  income  per  Accumulation  Unit  earned  during a given  30-day period, less expenses accrued during the period ("net investment  income"), and will be computed by dividing net  investment  income by the value of an
     Accumulation  Unit on the last day of the  period.  Quotations  of  average annual  total return for any  Subaccount  will be expressed in terms of the average annual compounded rate of return on a hypothetical  investment in a
     Contract  over a period of 1, 5, and 10 years (or, if less,  up to the life of the  Subaccount),  and will reflect the  deduction of the  mortality and expense  risk  charge and may  simultaneously  be shown for other  periods.
     Where the Portfolio in which a Subaccount  invests was established prior to inception  of the  Subaccount,  quotations  of  total  return  may  include quotations  for  periods  beginning  prior  to  the  Subaccount's  date  of inception.  Such  quotations of total return are based upon the performance of the Subaccount's  corresponding  Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

     Performance information for any Subaccount reflects only the performance of a  hypothetical  Contract  under  which  Account  Value is  allocated  to a
     Subaccount  during a particular time period on which the  calculations  are based.  Performance  information  should  be  considered  in  light  of the investment  objectives  and policies,  characteristics,  and quality of the
     Portfolio in which the Subaccount invests, and the market conditions during the given time period,  and should not be considered as a representation of what may be achieved in the future.  For a description  of the methods used to determine  yield and total return for the  Subaccounts  and the usage of other  performance  related  information,  see the  Statement of Additional
     Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

     A  Registration  Statement  under the 1933 Act has been  filed with the SEC relating to the offering described in this Prospectus.  This Prospectus has been filed as a part of the Registration Statement and does not contain all of the  information  set forth in the  Registration  Statement and exhibits thereto, and reference is made to such Registration  Statement and exhibits
     for  further  information   relating  to  the  Company  and  the  Contract.
     Statements contained in this Prospectus,  as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof,  reference is made to the  instruments  filed as exhibits to the Registration  Statement.  The  Registration  Statement and the exhibits thereto may be  inspected  and copied at the SEC's  office,  located at 450
     Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS

     The financial  statements of the Company at December 31, 2000 and 1999, and for each of the three years in the period ended  December 31, 2000, and the financial  statements of the Separate Account at December 31, 2000, and for
     the years ended  December 31, 2000 and 1999,  are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     The Statement of Additional  Information contains more specific information and financial  statements relating to the Company and the Separate Account.
     The Table of Contents of the  Statement of  Additional  Information  is set
     forth below.

TABLE OF CONTENTS

     General Information and History                                           1
     ---------------------------------------------------------------------------
     Distribution of the Contract                                              1
     ---------------------------------------------------------------------------
     Limits on Premiums Paid Under Tax-Qualified Retirement Plans              1
     ---------------------------------------------------------------------------
     Experts                                                                   2
     ---------------------------------------------------------------------------
     Performance Information                                                   2
     ---------------------------------------------------------------------------
     Financial Statements                                                      4
     ---------------------------------------------------------------------------

ILLUSTRATIONS

     The  following  tables  illustrate  how the Account  Values and  Withdrawal
     Values of a hypothetical  Contract and systematic  withdrawals  and Annuity
     Payments from a hypothetical  Contract may vary over an extended  period of time assuming  hypothetical  rates of return  equivalent to constant  gross annual rates of return of 0%, 6%, and 12%. The values  illustrated would be different from those shown if the gross annual  investment  rates of return averaged 0%, 6%, or 12% over a period of years,  but also fluctuated  above or below those averages for individual Contract Years.

     The  hypothetical  illustrations  assume  purchase  of a  Contract  with an initial investment of $20,000 by a New York resident,  age 50, whose income tax rate is 31% federal and 7.59% state and whose capital gains tax rate is
     20%  federal  and  7.59%  state.  The   illustrations   further  assume  an
     Accumulation  Period  of 15  years  and  distributions  beginning  upon the
     Owner's  attaining  age 65 and  continuing  until age 90.  Two  methods  of distribution are illustrated:  (1) systematic  withdrawals in equal amounts over a 25-year  distribution  period (assuming the Owner stops  withdrawals after 25 years to begin Annuity Payments or to take a lump-sum withdrawal), and (2) life income with guaranteed payments of 10 years.

     The  amounts  shown  for  Account  Value,   Withdrawal  Value,   systematic
     withdrawals, and life income with 10 years certain Annuity Payments reflect the fact that the net  investment  return on the  Subaccounts is lower than the gross  investment  return as a result of the mortality and expense risk charge levied against the Subaccounts and the daily  investment  management fee  deducted  from the  Portfolios  of the Funds.  The  management  fee is assumed  to be equal  to  0.85%  which  is  representative  of the  average investment  management  fee  applicable to the ten Portfolios of the Funds.
     The management  fee includes the ordinary  expenses of operating the Funds.
     For the year ended  December 31, 2000, the total expenses of each Portfolio of the Funds were the following percentages of the average daily net assets of the  Portfolios:  0.85%  for New  America  Growth  Portfolio;  1.05% for
     International  Stock Portfolio;  0.85% for Mid-Cap Growth Portfolio;  0.85%
     for  Equity  Income   Portfolio;   0.90%  for  Personal  Strategy  Balanced
     Portfolio;  0.85% for Blue Chip Growth Portfolio; 0.95% for Health Sciences
     Portfolio;  0.40% for Equity Index 500  Portfolio;  0.70% for  Limited-Term
     Bond Portfolio; and 0.55% for Prime Reserve Portfolio.

     After  deduction of the  mortality  and expense  risk charge and  Portfolio expenses  described above, the illustrated gross annual investment rates of return of 0%, 6%, and 12%  correspond  to  approximate  net annual rates of
     -1.4%, 4.6%, and 10.6%. The hypothetical  values shown in the tables do not reflect any charges  against the  Subaccounts  for income taxes that may be attributable  to the  Subaccounts  in the future  since the  Company is not currently making these charges.  Similarly,  the hypothetical values do not reflect  deduction of a premium tax charge,  as no premium tax is currently imposed in the State of New York.  In the event that these  charges were to be made, the gross annual  investment  rate would have to exceed 0%, 6%, or
     12% by an amount  sufficient  to cover the  charges in order to produce the values illustrated.

     The  Withdrawal  Values,  systematic  withdrawals,  and life income with 10 years certain  Annuity  Payments shown are net of the assumed tax rates set forth  above.  All  federal  tax  calculations  assume that state taxes are allowed as a deduction on the federal tax return. The illustrations further assume  that any  investment  losses may be applied in full  against  other ordinary income or capital gains as applicable.

      --------------------------------------------------------------------------
       ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50       $20,000.00        $21,122         $22,087

           2             51           0              22,362          24,393

           3             52           0              23,730          26,939

           4             53           0              25,242          29,750

           5             54           0              26,911          32,855

           6             55           0              28,755          36,285

           7             56           0              30,791          40,072

           8             57           0              33,040          44,254

           9             58           0              35,523          48,873

          10             59           0              38,265          53,974

          11             60           0              45,255          59,607

          12             61           0              49,222          65,829

          13             62           0              53,603          72,700

          14             63           0              58,441          80,287

          15             64           0              63,784          88,667
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                  SYTEMATIC         LIFE
          OF                                     WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL        (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT       (TAX)           (TAX)

          16             65           0             $5,781          $3,907

          17             66           0              5,781           4,145

          18             67           0              5,781           4,399

          19             68           0              5,781           4,670

          20             69           0              5,781           4,959

          21             70           0              5,781           5,268

          22             71           0              5,781           5,597

          23             72           0              5,781           5,949

          24             73           0              5,781           6,324

          25             74           0              5,781           6,724

          26             75           0              5,781           7,151

          27             76           0              5,781           7,607

          28             77           0              5,781           8,093

          29             78           0              5,781           8,612

          30             79           0              5,781           9,165

          31             80           0              5,781           9,756

          32             81           0              5,781          10,386

          33             82           0              5,781          11,058

          34             83           0              5,781          11,776

          35             84           0              5,781          12,541

          36             85           0              5,781          13,181

          37             86           0              5,781          13,876

          38             87           0              5,781          14,806

          39             88           0              7,360          15,799

          40             89           0              8,474          16,858

          41             90           0              8,755*         17,988**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

     Accumulated  investment  losses are  assumed to be applied in full  against ordinary income or capital gains as applicable.

     The hypothetical  investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

      --------------------------------------------------------------------------
       ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50      $20,000.00         $20,486         $20,904

           2             51           0              20,994          21,849

           3             52           0              21,525          22,837

           4             53           0              22,080          23,870

           5             54           0              22,661          24,949

           6             55           0              23,267          26,077

           7             56           0              23,901          27,255

           8             57           0              24,563          28,488

           9             58           0              25,256          29,776

          10             59           0              25,979          31,122

          11             60           0              27,989          32,529

          12             61           0              28,926          33,999

          13             62           0              29,906          35,536

          14             63           0              30,931          37,143

          15             64           0              32,002          38,822
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                  SYSTEMATIC         LIFE
          OF                                      WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL         (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

          16             65           0             $1,567          $1,909

          17             66           0              1,567           1,925

          18             67           0              1,567           1,940

          19             68           0              1,567           1,956

          20             69           0              1,567           1,971

          21             70           0              1,567           1,987

          22             71           0              1,567           2,004

          23             72           0              1,567           2,020

          24             73           0              1,567           2,036

          25             74           0              1,567           2,053

          26             75           0              1,567           2,070

          27             76           0              1,567           2,087

          28             77           0              1,567           2,104

          29             78           0              1,567           2,121

          30             79           0              1,567           2,138

          31             80           0              1,775           2,156

          32             81           0              2,139           2,174

          33             82           0              2,165           2,192

          34             83           0              2,192           2,210

          35             84           0              2,221           2,228

          36             85           0              2,250           2,070

          37             86           0              2,281           1,912

          38             87           0              2,313           1,931

          39             88           0              2,347           1,950

          40             89           0              2,382           1,969

          41             90           0              2,419*          1,988**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

     Accumulated  investment  losses are  assumed to be applied in full  against ordinary income or capital gains as applicable.

     The hypothetical  investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

      --------------------------------------------------------------------------
       ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)

          END                                     WITHDRAWAL        ACCOUNT
          OF                                        VALUE            VALUE
       CONTRACT                     ANNUAL         (AFTER)         (BEFORE)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

           1             50      $20,000.00         $19,822         $19,721

           2             51           0              19,647          19,446

           3             52           0              19,474          19,174

           4             53           0              19,303          18,907

           5             54           0              19,135          18,643

           6             55           0              18,969          18,383

           7             56           0              18,805          18,126

           8             57           0              18,644          17,874

           9             58           0              18,485          17,624

          10             59           0              18,328          17,378

          11             60           0              18,174          17,136

          12             61           0              18,021          16,897

          13             62           0              17,871          16,661

          14             63           0              17,723          16,428

          15             64           0              17,576          16,199
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

       DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)

       BEGINNING                                   SYTEMATIC         LIFE
          OF                                      WITHDRAWALS      WITH 10
       CONTRACT                     ANNUAL         (AFTER)         (AFTER)
         YEAR           AGE       INVESTMENT        (TAX)           (TAX)

          16             65           0              $520           $1,003

          17             66           0               520              970

          18             67           0               520              924

          19             68           0               520              880

          20             69           0               520              839

          21             70           0               520              799

          22             71           0               520              761

          23             72           0               520              725

          24             73           0               520              691

          25             74           0               520              658

          26             75           0               520              627

          27             76           0               520              597

          28             77           0               520              569

          29             78           0               520              542

          30             79           0               520              517

          31             80           0               520              492

          32             81           0               520              469

          33             82           0               520              447

          34             83           0               520              426

          35             84           0               520              405

          36             85           0               520              386

          37             86           0               520              368

          38             87           0               520              351

          39             88           0               520              334

          40             89           0               520              318

          41             90           0             2,870*           1,979**
      --------------------------------------------------------------------------

        *Systematic withdrawals must stop at age 90 at which time the Owner must begin Annuity Payments or take a lump sum withdrawal.

      **Life income Annuity Payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such  payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

     Accumulated  investment  losses are  assumed to be applied in full  against ordinary income or capital gains as applicable.

     The hypothetical  investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
DATE: MAY 1, 2001

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------
ISSUED BY:                                 MAILING ADDRESS:
First Security Benefit Life Insurance      First Security Benefit Life Insurance
and Annuity Company of New York            and Annuity Company of New York
70 West Red Oak Lane, 4th Floor            c/o T. Rowe Price Variable Annuity
White Plains, New York 10604               Service Center
1-800-355-4570                             P.O. Box 2788
                                           Topeka, Kansas 66601-9804
                                           1-800-239-4703

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the T. Rowe  Price  Variable
Annuity dated May 1, 2001. A copy of the  Prospectus may be obtained from the T.
Rowe Price  Variable  Annuity  Service  Center by calling  1-800-239-4703  or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.

CONTENTS
--------------------------------------------------------------------------------

General Information and History                                                1
--------------------------------------------------------------------------------
Distribution of the Contract                                                   1
--------------------------------------------------------------------------------
Limits on Premiums Paid Under Tax-Qualified Retirement Plans                   1
--------------------------------------------------------------------------------
Experts                                                                        2
--------------------------------------------------------------------------------
Performance Information                                                        2
--------------------------------------------------------------------------------
Financial Statements                                                           4
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

For a description of the Individual  Flexible Premium Deferred  Variable Annuity
Contract (the  "Contract"),  First  Security  Benefit Life Insurance and Annuity
Company  of New York (the  "Company"),  and the T. Rowe Price  Variable  Annuity
Account of First Security Benefit Life Insurance and Annuity Company of New York
(the  "Separate  Account"),  see the  Prospectus.  This  Statement of Additional
Information  contains  information  that  supplements  the  information  in  the
Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section  entitled  "Definitions" in the
Prospectus.

SAFEKEEPING OF ASSETS

The Company is responsible for the safekeeping of the assets of the Subaccounts.
These  assets,  which  consist  of  shares  of the  Portfolios  of the  Funds in non-certificated  form,  are held  separate  and  apart  from the  assets of the
Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

T. Rowe Price Investment  Services,  Inc.  ("Investment  Services"),  a Maryland
corporation  formed  in 1980  as a  wholly-owned  subsidiary  of T.  Rowe  Price
Associates, Inc., is Principal Underwriter of the Contract.  Investment Services
is registered as a  broker/dealer  with the Securities  and Exchange  Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contract is continuous.

Investment  Services  serves  as  Principal  Underwriter  under  a  Distribution
Agreement with the Company.  Investment Services' registered representatives are required  to be  authorized  under  applicable  state  regulations  to make  the
Contract  available to its  customers.  Investment  Services is not  compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408

Premiums  (other  than  rollover  contributions)  paid under a Contract  used in connection  with an  individual  retirement  annuity  (IRA) that is described in
Section  408  of the  Internal  Revenue  Code  are  subject  to  the  limits  on contributions  to IRA's under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the Owner's annual earned income.  An additional  $2,000 may be contributed if the Owner has a spouse with little  or no  earned  income  for the  year,  provided  distinct  accounts  are maintained  for the Owner  and his or her  spouse,  and no more  than  $2,000 is contributed  to either account in any one year. The extent to which an Owner may deduct  contributions to an IRA depends on the type of IRA (Traditional or Roth)
and the  modified  adjusted  gross income of the Owner and his or her spouse for
the  year  and   whether   either   is  an   active   participant   in   another
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $30,000.  Salary  reduction contributions, if any, are subject to additional annual limits. Salary reduction simplified employee pensions  ("SARSEPs") have been repealed;  however,  SARSEPs established prior to January 1, 1997 may continue to receive contributions.

EXPERTS
--------------------------------------------------------------------------------

Ernst & Young LLP, independent  auditors,  perform certain auditing services for the Company and the Separate Account. The financial statements of the Company at
December  31, 2000 and 1999 and for each of the three years in the period  ended
December 31, 2000,  are contained in this  Statement of Additional  Information.
The financial  statements of the Separate  Account as of December 31, 2000,  and
for the years  ended  December  31,  2000 and 1999,  are also  included  in this
Statement of Additional Information.  The financial statements have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value,  exclusive of capital changes,  of a hypothetical  investment in a
Contract  over  a  particular  seven  day  period,  less a  hypothetical  charge reflecting  deductions  from the Contract  during the period (the "base period")
and stated as a  percentage  of the  investment  at the start of the base period
(the  "base  period  return").  The base  period  return is then  annualized  by multiplying  by 365/7,  with the resulting  yield figure carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the
Prime Reserve  Subaccount  assume that all dividends  received  during an annual period have been  reinvested.  Calculation of "effective  yield" begins with the same  "base  period  return"  used  in the  yield  calculation,  which  is  then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day period ended December 31, 2000, the yield of the Prime Reserve
Subaccount was 5.58% and the effective yield of the Subaccount was 5.73%.

Quotations  of  yield  for  the  Subaccounts,   other  than  the  Prime  Reserve
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                          YIELD = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

where a = net  investment  income  earned  during  the  period by the  Portfolio attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period ended  December 31, 2000,  the yield of the  Limited-Term
Bond Subaccount was 6.01%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  All total return  figures  reflect the  deduction of the mortality and expense risk charge.  Quotations of total return may simultaneously be shown for other periods.

Where the  Portfolio  in which a  Subaccount  invests was  established  prior to inception of the Subaccount,  quotations of total return may include  quotations for  periods  beginning  prior  to the  Subaccount's  date  of  inception.  Such quotations of total return are based upon the  performance  of the  Subaccount's corresponding  Portfolio  adjusted to reflect  deduction  of the  mortality  and expense risk charge.

--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN
                                            AS OF DECEMBER 31, 2000
                               -------------------------------------------------
                                                          FROM DATE OF INCEPTION
SUBACCOUNT                     ONE-YEAR     FIVE-YEAR         (APRIL 3, 1995)
--------------------------------------------------------------------------------
International...............   (18.26)%        7.87%               8.92%
New America Growth..........   (11.11)        11.06               15.28
Mid-Cap Growth..............     6.85          ---                17.19*
Equity Income...............    12.38         13.90               16.20
Personal Strategy Balanced..     4.83         11.36               13.19
Limited-Term Bond...........     8.64          4.81                5.31
--------------------------------------------------------------------------------
*Average annual total return from Mid-Cap Growth Subaccount's date of inception,
 December 31, 1996.

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donoghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley Capital International's EAFE Index, or other indices that measure performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate accounts, insurance product funds, or other investment products tracked by Lipper  Analytical  Services,  a widely used independent  research firm which ranks  mutual  funds and other  investment  companies  by  overall  performance, investment  objectives,  and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"),  an independent service which monitors and ranks the
performance  of  variable   annuity  issues  by  investment   objectives  on  an
industry-wide basis or tracked by other services,  companies,  publications,  or persons  who rank such  investment  companies  on overall  performance  or other criteria;  and (iii) the Consumer  Price Index (measure for inflation) to assess the real rate of return from an investment in the  Contract.  Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Account  Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives  and policies,  characteristics,  and quality of the Portfolio of the
Funds in which the  Subaccount  invests,  and the market  conditions  during the given time period,  and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate accounts, insurance product funds, or other investment products tracked by Lipper  Analytical  Services,  Inc.,  Morningstar,  Inc.  or by other  rating services,  companies,  publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria,  (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns, or returns in general,  which may be illustrated by graphs,  charts,  or otherwise, and which may include a  comparison,  at various  points in time,  of the return from an investment in a Contract (or returns in general) on a tax-deferred basis
(assuming one or more tax rates) with the return on a taxable  basis,  and (iii)
personal or general hypothetical illustrations of accumulation and payout period
Account  Values  and  annuity  payments.  From time to time  information  may be provided in advertising,  sales literature and other written material  regarding the  appropriateness  of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial  statements of the Company at December 31, 2000 and 1999,  and for
each of the three years in the period ended  December 31, 2000 and the financial statements of the Separate Account at December 31, 2000, and for the years ended
December 31, 2000 and 1999, are set forth herein, starting on page 5.

The financial statements of the Company, which are included in this Statement of
Additional  Information,  should be considered only as bearing on the ability of the  Company to meet its  obligations  under the  Contracts.  They should not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                 5
--------------------------------------------------------------------------------
Audited Financial Statements

Balance Sheets                                                                 6
--------------------------------------------------------------------------------
Statements of Operations                                                       7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 10
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and The Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the  accompanying  individual and combined  balance sheets of T.
Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and
Annuity  Company  of New  York  (comprised  of  the  individual  subaccounts  as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations for the year then ended and changes in net assets for each of the two
years  in  the  period  then  ended.   These   financial   statements   are  the
responsibility  of First Security  Benefit Life Insurance and Annuity Company of
New  York's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts  of T. Rowe  Price  Variable  Annuity  Account  of First
Security  Benefit Life Insurance and Annuity Company of New York at December 31,
2000, and the individual and combined results of their operations and changes in their net assets for the periods  described  above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS                                                 DECEMBER 31, 2000
                                                         (DOLLARS IN THOUSANDS -
ASSETS                                         EXCEPT PER SHARE AND UNIT VALUES)

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio - 170,582 shares at net
      asset value of $20.91 per share (cost, $3,750)..................   $ 3,567

    International Stock Portfolio - 142,330 shares at net
      asset value of $15.07 per share (cost, $2,110)..................     2,145

    Equity Income Portfolio - 249,547 shares at net
      asset value of $19.55 per share (cost, $4,555)..................     4,879

    Personal Strategy Balanced Portfolio - 108,893 shares
      at net asset value of $15.54 per share (cost, $1,676)...........     1,692

    Limited-Term Bond Portfolio - 83,659 shares at net
      asset value of $4.93 per share (cost, $412).....................       412

    Mid-Cap Growth Portfolio - 218,551 shares at net
      asset value of $18.43 per share (cost, $3,303)..................     4,028

    Prime Reserve Portfolio - 987,338 shares at net
      asset value of $1.00 per share (cost, $987).....................       987
                                                                          ------
Combined assets.......................................................   $17,710
                                                                          ======

LIABILITIES AND NET ASSETS

Liabilities - actuarial risk fees payable                                $     1

                                             NUMBER     UNIT
                                            OF UNITS    VALUE   AMOUNT
                                            --------------------------
Net assets are represented by:
  New America Growth Subaccount:
    Accumulation units...................   157,544    $22.64              3,567
  International Stock Subaccount:
    Accumulation units...................   131,100     16.34   $2,142
    Annuity reserves.....................       190     16.34        3     2,145
                                                                 -----
  Equity Income Subaccount:
    Accumulation units...................   205,580     23.69    4,870
    Annuity reserves.....................       338     23.69        8     4,878
                                                                 -----
  Personal Strategy Balanced Subaccount:
    Accumulation units...................    82,652     20.38    1,684
    Annuity reserves.....................       364     20.38        8     1,692
                                                                 -----
  Limited-Term Bond Subaccount:
    Accumulation units...................    29,737     13.47      401
    Annuity reserves.....................       835     13.47       11       412
                                                                 -----
  Mid-Cap Growth Subaccount:
    Accumulation units...................   213,613     18.86              4,028
  Prime Reserve Subaccount:
    Accumulation units...................    81,799     12.07                987
                                                                          ------
Combined net assets......................                                 17,709
                                                                          ------
Combined net assets and liabilities......                                $17,710
                                                                          ======

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
                                                                            (IN THOUSANDS)

                                         NEW                                     PERSONAL
                                       AMERICA     INTERNATIONAL     EQUITY      STRATEGY
                                        GROWTH        STOCK          INCOME      BALANCED
                                      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                      ----------------------------------------------------
Investment income (loss):
  Dividend distributions...........     $ ---         $  14           $ 91         $ 50
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (22)          (14)           (26)          (9)
                                      ----------------------------------------------------
Net investment income (loss).......       (22)          ---             65           41

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......       401            66            274           84
  Realized gain (loss)
    on investments.................       165           103            (37)           9
  Unrealized gain (loss)
    on investments.................      (984)         (661)           156          (58)
                                      ----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......      (418)         (492)           393           35
                                      ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.     $(440)        $(492)          $458         $ 76
                                      ====================================================

                                       LIMITED-      MID-CAP        PRIME
                                      TERM BOND       GROWTH       RESERVE
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    COMBINED
                                      --------------------------------------------------
Investment income (loss):
  Dividend distributions...........      $27          $---          $ 65        $   247
  Expenses (NOTE 2):
    Mortality and expense risk fee.       (3)          (21)           (6)          (101)
                                      --------------------------------------------------
Net investment income (loss).......       24           (21)           59            146

Net realized and unrealized gain
  (loss) on investments:
  Capital gains distributions......      ---            69           ---            894
  Realized gain (loss)
    on investments.................       (5)          259           ---            494
  Unrealized gain (loss)
    on investments.................       17           (43)          ---         (1,573)
                                      --------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.......       12           285           ---           (185)
                                      --------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations.      $36          $264          $ 59        $   (39)
                                      ==================================================

See accompanying notes.

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS                                YEAR ENDED DECEMBER 31
                                                                           (IN THOUSANDS)

                                                NEW AMERICA GROWTH       INTERNATIONAL
                                                    SUBACCOUNT          STOCK SUBACCOUNT
                                                  2000       1999       2000       1999
                                                -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $   (22)    $  (23)    $  ---     $   (2)
    Capital gains distributions..............       401        252         66         29
    Realized gain (loss) on investments......       165        346        103         80
    Unrealized gain (loss) on investments....      (984)      (101)      (661)       514
                                                -----------------------------------------
  Net increase (decrease) in
    net assets from operations...............      (440)       474       (492)       621

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       725        625        688        340
    Terminations and withdrawals.............    (1,116)      (974)      (587)      (332)
    Annuity payments.........................       ---        ---        ---        ---
                                                -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........      (391)      (349)       101          8
                                                -----------------------------------------
Net increase (decrease) in net assets........      (831)       125       (391)       629
Net assets at beginning of year..............     4,398      4,273      2,536      1,907
                                                -----------------------------------------
Net assets at end of year....................   $ 3,567     $4,398     $2,145     $2,536
                                                =========================================

                                                                             PERSONAL
                                                    EQUITY INCOME        STRATEGY BALANCED
                                                     SUBACCOUNT             SUBACCOUNT
                                                  2000        1999       2000       1999
                                                ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $    65     $    89     $   41     $   42
    Capital gains distributions..............       274         287         84        102
    Realized gain (loss) on investments......       (37)        349          9         50
    Unrealized gain (loss) on investments....       156        (526)       (58)       (64)
                                                ------------------------------------------
  Net increase (decrease) in
    net assets from operations...............       458         199         76        130

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       282         700        184        178
    Terminations and withdrawals.............    (2,347)     (1,385)      (309)      (273)
    Annuity payments.........................        (1)        ---         (1)       ---
                                                ------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........    (2,066)       (685)      (126)       (95)
                                                ------------------------------------------
Net increase (decrease) in net assets........    (1,608)       (486)       (50)        35
Net assets at beginning of year..............     6,486       6,972      1,742      1,707
                                                ------------------------------------------
Net assets at end of year....................   $ 4,878     $ 6,486     $1,692     $1,742
                                                ==========================================

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS                                 YEAR ENDED DECEMBER 31
                                                                            (IN THOUSANDS)

                                                LIMITED-TERM BOND        MID-CAP GROWTH
                                                   SUBACCOUNT              SUBACCOUNT
                                                 2000       1999        2000        1999
                                                ------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $  24      $  24      $   (21)     $  (14)
    Capital gains distributions..............     ---        ---           69          33
    Realized gain (loss) on investments......      (5)        (3)         259         165
    Unrealized gain (loss) on investments....      17        (21)         (43)        410
                                                ------------------------------------------
  Net increase (decrease) in
    net assets from operations...............      36        ---          264         594

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................     102        167        1,557         926
    Terminations and withdrawals.............    (178)      (229)      (1,107)       (434)
    Annuity payments.........................      (1)       ---          ---         ---
                                                ------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........     (77)       (62)         450         492
                                                ------------------------------------------
Net increase (decrease) in net assets........     (41)       (62)         714       1,086
Net assets at beginning of year..............     453        515        3,314       2,228
                                                ------------------------------------------
Net assets at end of year....................   $ 412      $ 453      $ 4,028      $3,314
                                                ==========================================

                                                  PRIME RESERVE
                                                    SUBACCOUNT             COMBINED
                                                  2000      1999        2000       1999
                                                -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss).............   $    59    $   47     $   146    $   163
    Capital gains distributions..............       ---       ---         894        703
    Realized gain (loss) on investments......       ---       ---         494        987
    Unrealized gain (loss) on investments....       ---       ---      (1,573)       212
                                                -----------------------------------------
  Net increase (decrease) in
    net assets from operations...............        59        47         (39)     2,065

  From contractholder transactions (NOTE 3):
    Variable annuity deposits................       963       490       4,501      3,426
    Terminations and withdrawals.............    (1,172)     (493)     (6,816)    (4,120)
    Annuity payments.........................       ---       ---          (3)       ---
                                                -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions.........      (209)       (3)     (2,318)      (694)
                                                -----------------------------------------
Net increase (decrease) in net assets........      (150)       44      (2,357)     1,371
Net assets at beginning of year..............     1,137     1,093      20,066     18,695
                                                -----------------------------------------
Net assets at end of year....................   $   987    $1,137     $17,709    $20,066
                                                =========================================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000 AND 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    T. Rowe Price  Variable  Annuity  Account  of First  Security  Benefit  Life
    Insurance  and  Annuity  Company  of New York (the  Account)  is a  separate account of First Security  Benefit Life Insurance and Annuity Company of New
    York (FSBL).  The Account is registered as a unit investment trust under the
    Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts.  Each subaccount invests  exclusively in shares of a single  corresponding  mutual  fund or  series  thereof.  Purchase  payments received by the Account are invested in one of the  portfolios  of either T.
    Rowe Price Equity Series,  Inc., T. Rowe Price Fixed Income Series,  Inc. or
    T. Rowe  Price  International  Series,  Inc.,  mutual  funds  not  otherwise available to the public.  As directed by the owners,  purchase  payments are invested in shares of New America  Growth  Portfolio - emphasis on long-term capital growth through  investments in common stocks of domestic  companies,
    International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income
    Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying  common stocks,  Personal Strategy
    Balanced  Portfolio  - emphasis  on both  capital  appreciation  and income,
    Limited-Term  Bond  Portfolio  -  emphasis  on income  with  moderate  price fluctuation by investing in short- and  intermediate-term,  investment-grade debt securities,  Mid-Cap Growth  Portfolio - emphasis on long-term  capital appreciation  through  investments in common stocks of  medium-sized  growth companies and Prime Reserve  Portfolio - emphasis on preservation of capital and liquidity  while  generating  current  income by investing  primarily in high-quality money market securities.

    T. Rowe Price  Associates,  Inc.  (T. Rowe Price)  serves as the  investment advisor to each portfolio. Rowe Price-Fleming International, Inc. (Fleming), an  affiliate  of T.  Rowe  Price,  served  as  investment  advisor  for the
    International Stock Portfolio until August 1, 2000 when Fleming was replaced by T. Rowe Price.  The investment  advisors are responsible for managing the portfolios'  assets in accordance with the terms of the investment  advisory contracts.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market
    value  (net  asset  value  of  the  underlying   mutual  fund).   Investment
    transactions are accounted for on the trade date. Beginning January 1, 2000, realized  gains and losses on sales of investments  are determined  based on the average cost of investments sold.  Previously,  the first-in,  first-out method was used.  This change in  accounting  principle had no effect on net assets.

    The cost of investments  purchased and proceeds from investments sold during the years ended December 31 were as follows:

                                                    2000                     1999
                                            COST OF     PROCEEDS     COST OF     PROCEEDS
                                           PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
    New America Growth Portfolio........    $1,133       $1,145      $  945       $1,065
    International Stock Portfolio.......       772          605         380          345
    Equity Income Portfolio.............       666        2,392       1,202        1,511
    Personal Strategy Balanced Portfolio       318          319         346          297
    Limited-Term Bond Portfolio.........       138          191         196          234
    Mid-Cap Growth Portfolio............     1,650        1,152       1,005          494
    Prime Reserve Portfolio.............     1,050        1,200         543          499

    ANNUITY RESERVES

    Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using  assumed  interest  rates that will provide  reserves as prescribed by law. In cases where the payout  option  selected  is life  contingent,  FSBL periodically  recalculates the required annuity reserves,  and any resulting adjustment is either charged or credited to FSBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend  and  capital  gains  distributions  paid by the mutual fund to the
    Account are reinvested in additional  shares of each  respective  portfolio.
    Dividend  income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES

    The  operations of the Account are a part of the  operations of FSBL.  Under current law, no federal income taxes are allocated by FSBL to the operations of the Account.

    USE OF ESTIMATES

    The  preparation  of financial  statements  in  conformity  with  accounting principles  generally  accepted in the United States requires  management to make  estimates  and  assumptions  that affect the  amounts  reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    Mortality  and expense risks  assumed by FSBL are  compensated  for by a fee equivalent  to an annual  rate of 0.55% of the  average  daily net assets of each account.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                      UNITS
                                                                  --------------
                                                                    YEAR ENDED
                                                                    DECEMBER 31
                                                                  2000      1999
                                                                  --------------
                                                                  (IN THOUSANDS)
    New America Growth Subaccount:
      Variable annuity deposits................................    30        26
      Terminations, withdrawals and annuity payments...........    45        42

    International Stock Subaccount:
      Variable annuity deposits................................    36        21
      Terminations, withdrawals and annuity payments...........    32        20

    Equity Income Subaccount:
      Variable annuity deposits................................    14        32
      Terminations, withdrawals and annuity payments...........   116        66

    Personal Strategy Balanced Subaccount:
      Variable annuity deposits................................     9        10
      Terminations, withdrawals and annuity payments...........    16        15

    Limited-Term Bond Subaccount:
      Variable annuity deposits................................     8        13
      Terminations, withdrawals and annuity payments...........    14        18

    Mid-Cap Growth Subaccount:
      Variable annuity deposits................................    85        61
      Terminations, withdrawals and annuity payments...........    59        29

    Prime Reserve Subaccount:
      Variable annuity deposits................................    83        44
      Terminations, withdrawals and annuity payments...........   100        44

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

CONTENTS
--------------------------------------------------------------------------------

Report of Independent Auditors                                                14
--------------------------------------------------------------------------------
Audited Financial Statements

Balance Sheets                                                                15
--------------------------------------------------------------------------------
Statements of Income                                                          16
--------------------------------------------------------------------------------
Statements of Changes in Stockholder's Equity                                 17
--------------------------------------------------------------------------------
Statements of Cash Flows                                                      18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the  accompanying  balance sheets of First Security Benefit Life
Insurance  and  Annuity  Company  of  New  York  (the  Company),   an  indirect,
wholly-owned  subsidiary  of Security  Benefit  Mutual  Holding  Company,  as of
December 31, 2000 and 1999,  and the related  statements  of income,  changes in stockholder's  equity and cash  flows for each of the three  years in the period ended December 31, 2000. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the financial  position of First Security  Benefit Life
Insurance and Annuity Company of New York at December 31, 2000 and 1999, and the
results of its  operations and its cash flows for each of the three years in the period  ended  December 31,  2000,  in  conformity  with  accounting  principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 2, 2001

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS                                                  DECEMBER 31
                                                             2000         1999
                                                            --------------------
                                                               (IN THOUSANDS)
ASSETS
Fixed maturities available-for-sale......................   $ 6,949     $ 6,655
Cash.....................................................       266         260
Other assets.............................................       356         496
Separate account assets..................................    17,709      20,066
                                                            --------------------
                                                            $25,280     $27,477
                                                            ====================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values.............   $   502     $   524
  Other liabilities......................................        39         ---
  Separate account liabilities...........................    17,709      20,066
                                                            --------------------
Total liabilities........................................    18,250      20,590

Stockholder's equity:
  Common capital stock, par value $10 per share;
    200,000 shares authorized, issued and outstanding....     2,000       2,000
  Additional paid-in capital.............................     4,600       4,600
  Accumulated other comprehensive income (loss), net.....        27         (57)
  Retained earnings......................................       403         344
                                                            --------------------
Total stockholder's equity...............................     7,030       6,887
                                                            --------------------
                                                            $25,280     $27,477
                                                            ====================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF INCOME
                                                          YEAR ENDED DECEMBER 31
                                                          2000     1999     1998
                                                          ----------------------
                                                              (IN THOUSANDS)
Revenues:
   Net investment income...............................   $422     $407     $441
   Asset based fees....................................     99      104       92
   Realized gains......................................      2      ---      ---
                                                          ----------------------
Total revenues.........................................    523      511      533

Benefits and expenses:
   Interest credited to annuity account balances.......     14       15       16
   Operating expenses..................................    428      471      427
                                                          ----------------------
Total benefits and expenses............................    442      486      443
                                                          ----------------------

Income before income taxes.............................     81       25       90
Income taxes...........................................     22      ---       28
                                                          ----------------------
Net income.............................................   $ 59     $ 25     $ 62
                                                          ======================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER
                                  COMMON    PAID-IN     COMPREHENSIVE   RETAINED
                                  STOCK     CAPITAL     INCOME (LOSS)   EARNINGS    TOTAL
                                  --------------------------------------------------------
                                                       (IN THOUSANDS)
Balance at January 1, 1998.....   $2,000     $4,600        $ 118          $257     $6,975
  Comprehensive income:
    Net income.................      ---        ---          ---            62         62
    Other comprehensive
      income, net..............      ---        ---            1           ---          1
                                                                                    -----
  Comprehensive income ........                                                        63
                                  --------------------------------------------------------
Balance at December 31, 1998...    2,000      4,600          119           319      7,038
  Comprehensive loss:
    Net income.................      ---        ---          ---            25         25
    Other comprehensive
      loss, net................      ---        ---         (176)          ---       (176)
                                                                                    -----
  Comprehensive loss ..........                                                      (151)
                                  --------------------------------------------------------
Balance at December 31, 1999...    2,000      4,600          (57)          344      6,887
  Comprehensive income:
    Net income.................      ---        ---          ---            59         59
    Other comprehensive
      income, net..............      ---        ---           84           ---         84
                                                                                    -----
  Comprehensive income ........                                                       143
                                  --------------------------------------------------------
Balance at December 31, 2000...   $2,000     $4,600       $   27          $403     $7,030
                                  ========================================================

See accompanying notes.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

                                                      YEAR ENDED DECEMBER 31
                                                    2000       1999       1998
                                                  ------------------------------
                                                          (IN THOUSANDS)
OPERATING ACTIVITIES
Net income.....................................   $    59    $    25    $    62
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
  Decrease in policy reserves..................       (21)       (27)       (11)
  Interest credited to annuity account balances        14         15         16
  Other........................................       162         12        (70)
                                                  ------------------------------
Net cash provided by (used in)
  operating activities.........................       214         25         (3)

INVESTING ACTIVITIES
Sale, maturity or repayment of fixed
  maturities available-for-sale................     1,287      2,187      1,521
Acquisition of fixed maturities
  available-for-sale...........................    (1,460)    (2,428)    (1,495)
                                                  ------------------------------
Net cash provided by (used in)
  investing activities.........................      (173)      (241)        26

FINANCING ACTIVITIES
Deposits credited to annuity account balances..        74         79        113
Withdrawals from annuity account balances......      (109)       (98)      (149)
                                                  ------------------------------
Net cash used in financing activities..........       (35)       (19)       (36)
                                                  ------------------------------

Net increase (decrease) in cash................         6       (235)       (13)
Cash at beginning of year......................       260        495        508
                                                  ------------------------------
Cash at end of year............................   $   266    $   260    $   495
                                                  ==============================

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000

1.  SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    First Security  Benefit Life Insurance and Annuity  Company of New York (the
    Company) is licensed to  transact  life  insurance  business in New York and
    Kansas  and was  organized  to offer  insurance  products  in New York.  The
    Company's business activities are concentrated in a variable annuity product with separate  account assets managed by a single  investment  advisor.  The
    Company is a wholly-owned  subsidiary of Security Benefit Group, Inc., which is an indirect  wholly-owned  subsidiary of Security  Benefit Mutual Holding
    Company  (SBMHC).  SBMHC was formed  July 31, 1998 in  conjunction  with the conversion of Security  Benefit Life Insurance  Company (SBL) (the Company's
    previous  ultimate  parent) from a mutual life insurance  company to a stock life insurance company under a mutual holding company structure.

    RECLASSIFICATIONS

    Certain  amounts from prior years have been  reclassified  to conform to the current year presentation.

    USE OF ESTIMATES

    The  preparation  of  financial   statements  requires  management  to  make
    estimates and assumptions  that affect the amounts reported in the financial statements and  accompanying  notes.  Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturities are classified as available-for-sale and are stated at fair value  with the  unrealized  gain or loss,  net of  deferred  income  taxes, reported as a separate component of accumulated other  comprehensive  income
    (loss).  Premiums and discounts are recognized  over the estimated  lives of the assets adjusted for prepayment activity.  Realized gains and losses from
    sales  of   investments   are   recognized   in  revenues  on  the  specific
    identification method.

    SEPARATE ACCOUNT

    The separate  account assets and  liabilities  reported in the  accompanying balance  sheets  represent  funds that are separately  administered  for the benefit  of  contractholders  who bear the  investment  risk.  The  separate account is established in conformity with New York insurance laws and is not chargeable  with  liabilities  that  arise  from any other  business  of the
    Company.  Assets held in the separate  account are carried at quoted  market values or,  where quoted  market  values are not  available,  at fair market value as determined by the investment  manager.  The separate account assets recorded by the Company are invested in subaccounts  which are managed by T.
    Rowe  Price  Associates,  Inc.  (or an  affiliated  company).  Revenues  and expenses  related to the separate  account  assets and  liabilities,  to the extent of benefits paid or provided to the separate account contractholders, are excluded  from the amounts  reported in the  accompanying  statements of income.  Investment  income and gains or losses  arising  from the  separate account  accrue  directly to the  contractholders  and are,  therefore,  not included in investment  earnings in the  accompanying  statements of income.
    Revenues to the Company from the separate  account  consist  principally  of mortality and expense risk charges.

    POLICY RESERVES AND ANNUITY ACCOUNT VALUES

    Liabilities  for  future  policy  benefits  for  deferred  annuity  products represent  accumulated  contract  values  without  reduction  for  potential surrender  charges that are amortized over the life of the policy.  Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 5.05% to 5.90% during 2000, 3.75% to 5.05% during 1999 and from 3.40% to 4.75% during 1998.

    RECOGNITION OF REVENUES

    Revenues from  investment-type  contracts  (deferred  annuities)  consist of mortality and expense risk charges assessed against  contractholder  account balances during the period.

    FAIR VALUES OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash: The carrying  amounts  reported in the balance  sheets  approximate their fair values.

       Investment  securities:  Fair  values for fixed  maturities  are based on quoted market  prices,  if available.  For fixed  maturities not actively traded,  fair values are estimated using values obtained from independent pricing  services or estimated by discounting  expected future cash flows using a current market rate  applicable to the yield,  credit quality and maturity of the investments.

       Investment-type  contracts:  Fair  values for the  Company's  liabilities
       under  investment-type   insurance  contracts  are  estimated  using  the
       assumption reinsurance method, whereby the amount of statutory profit the assuming  company  would realize from the business is  calculated.  Those amounts are then  discounted  at a rate of return  commensurate  with the rate presently offered by the Company on similar contracts.  The carrying amounts reported in the balance sheets approximate their fair values.

    STATUTORY FINANCIAL INFORMATION

    The Company prepares statutory-basis financial statements in accordance with accounting  practices  prescribed  or  permitted  by the New York  insurance regulatory authorities. Accounting practices used to prepare statutory-basis
    financial   statements  for  regulatory  filings  of  stock  life  insurance companies differ in certain instances from accounting  principles  generally accepted in the United States (GAAP).

    The National  Association  of  Insurance  Commissioners  (NAIC)  revised the
    ACCOUNTING  PRACTICES  AND  PROCEDURES  MANUAL in a process  referred  to as
    Codification. The revised manual will be effective January 1, 2001. New York has adopted certain provisions of the revised manual. The revised manual has changed, to some extent,  prescribed statutory accounting practices and will result in  changes  to the  accounting  practices  that the  Company  use to prepare their statutory-basis financial statements.  Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

    The New York  Insurance  Department  recognizes  only  statutory  accounting practices for determining and reporting the financial  condition and results of operations of an insurance company and for determining its solvency under the New York  insurance  laws.  The following  reconciles  the Company's net income and  statutory  surplus  determined  in  accordance  with  accounting practices  prescribed or permitted by the New York Insurance Department with net income and stockholder's equity on a GAAP basis.

                                                 NET INCOME           STOCKHOLDER'S EQUITY
                                           -----------------------------------------------
                                           YEAR ENDED DECEMBER 31         DECEMBER 31
                                            2000    1999    1998        2000       1999
                                           -----------------------------------------------
                                                           (IN THOUSANDS)
    Based on statutory
      accounting practices..............    $57     $22     $27        $6,924     $6,827
    Investment carrying amounts.........    ---     ---     ---            45        (97)
    Income taxes........................      5       2      23            (1)        52
    Investment reserve..................    ---     ---     ---             7          6
    Nonadmitted assets..................    ---     ---     ---           ---         41
    Other...............................     (3)      1      12            55         58
                                           -----------------------------------------------
    Based on GAAP.......................    $59     $25     $62        $7,030     $6,887
                                           ===============================================

    Under the laws of the state of New York, the Company is required to maintain minimum capital and surplus of $6,000,000.

2.  INVESTMENTS

    Information as to the amortized cost, gross unrealized gains and losses, and fair values,  determined as set forth in NOTE 1, of the Company's  portfolio of fixed maturities  available-for-sale  at December 31, 2000 and 1999 is as follows:

                                                        2000
                                    --------------------------------------------
                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                      COST        GAINS        LOSSES      VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
      U.S. Treasury securities...    $3,687        $46          $  4      $3,729
      Obligations of states and
        political subdivisions...       410        ---             1         409
      Corporate securities.......     2,047          7            10       2,044
      Mortgage-backed securities.       760          8             1         767
                                    --------------------------------------------
      Total fixed maturities.....    $6,904        $61           $16      $6,949
                                    ============================================

                                                        1999
                                    --------------------------------------------
                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                      COST        GAINS        LOSSES      VALUE
                                    --------------------------------------------
                                                   (IN THOUSANDS)
    U.S. Treasury securities.....    $3,546        $35          $ 36      $3,545
    Obligations of states
      and political subdivisions.       412        ---            21         391
    Corporate securities.........     1,259          1            36       1,224
    Mortgage-backed securities...     1,535        ---            40       1,495
                                    --------------------------------------------
    Total fixed maturities.......    $6,752        $36          $133      $6,655
                                    ============================================

    The amortized cost and fair value of fixed maturities  available-for-sale at
    December 31,  2000,  by  contractual  maturity,  are shown  below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay  obligations  with or without call or prepayment penalties.

                                                   AMORTIZED COST     FAIR VALUE
                                                   -----------------------------
                                                          (IN THOUSANDS)
    Due in one year or less.....................       $1,830           $1,841
    Due after one year through five years.......        4,157            4,185
    Due after five years through 10 years.......          157              156
    Mortgage-backed securities..................          760              767
                                                   -----------------------------
                                                       $6,904           $6,949
                                                   =============================

    The  composition of the Company's  portfolio of fixed  maturities by quality rating at December 31, 2000 is as follows:

             QUALITY RATING                  CARRYING AMOUNT     %
             -------------------------------------------------------
                                             (IN THOUSANDS)
             AAA..........................       $6,094          88%
             AA...........................          384           5%
             A............................          471           7%
                                             -----------------------
                                                 $6,949         100%
                                             =======================

    At December 31, 2000,  fixed maturities  available-for-sale  with a carrying amount of $526,000  were held in joint  custody with the New York  Insurance
    Department to comply with statutory regulations.

    Major  categories of net investment  income for the years ended December 31,
    2000, 1999 and 1998, are summarized as follows:

                                                     2000     1999     1998
                                                     ----------------------
                                                         (IN THOUSANDS)
         Interest on fixed maturities.............   $429     $428     $452
         Other....................................     11       20       17
                                                     ----------------------
         Total investment income..................    440      448      469
         Less investment expenses.................     18       41       28
                                                     ----------------------
         Net investment income....................   $422     $407     $441
                                                     ======================

    Proceeds  from sales of fixed  maturities  available-for-sale  were $202,000 with related  realized gains of $2,000 for the year ended December 31, 2000.
    There  were no sales of fixed  maturities  available-for-sale  for the years ended December 31, 1999 and 1998.

3.  INCOME TAXES

    The Company files a consolidated life/nonlife federal income tax return with
    SBMHC.  Income taxes are allocated to the Company on the basis of its filing a separate  return.  The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary  differences  between the  financial  reporting  and income tax bases of assets and  liabilities.  Such  differences  relate  principally to deferred policy acquisition costs.

    Income tax expense  (benefit)  consists of the following for the years ended
    December 31, 2000, 1999 and 1998:

                                                 2000     1999      1998
                                                 ------------------------
                                                      (IN THOUSANDS)
           Current............................   $24      $ 16      $ 47
           Deferred...........................    (2)      (16)      (19)
                                                 ------------------------
           Income tax expense.................   $22      $---      $ 28
                                                 ========================

    The  provision  for income  taxes  differs  from the amount  computed at the statutory  federal  income  tax rate  due  primarily  to  dividends-received deduction.  Income  taxes paid by the  Company  were  $34,000,  $34,000  and
    $51,000 during 2000, 1999 and 1998, respectively.

4.  RELATED-PARTY TRANSACTIONS

    The Company paid $149,000 in 2000,  $163,000 in 1999 and $152,000 in 1998 to
    affiliates for providing management, investment and administrative services.

5.  CONDENSED FAIR VALUE INFORMATION

    SFAS No.  107,  "Disclosures  about  Fair Value of  Financial  Instruments,"
    requires disclosures of fair value information about financial  instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.  The methods and assumptions  used by the  Company  to  estimate  the  following  fair  value  disclosures  for financial instruments are set forth in NOTE 1.

    SFAS No. 107 excludes certain insurance  liabilities and other  nonfinancial instruments from its disclosure requirements. However, the liabilities under all  insurance  contracts  are taken  into  consideration  in the  Company's overall management of interest rate risk that minimizes exposure to changing interest  rates through the matching of investment  maturities  with amounts due under insurance  contracts.  The fair value amounts  presented herein do not  include  an amount  for the value  associated  with  customer  or agent relationships,  the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products or other  intangible  items.  Accordingly,  the  aggregate  fair value  amounts presented  herein do not necessarily  represent the underlying  value of the
    Company;  likewise,  care should be exercised in deriving  conclusions about the  Company's  business  or  financial  condition  based on the fair  value information presented herein.

                                         DECEMBER 31, 2000    DECEMBER 31, 1999
                                         ---------------------------------------
                                         CARRYING    FAIR     CARRYING    FAIR
                                          AMOUNT     VALUE     AMOUNT     VALUE
                                         ---------------------------------------
                                                     (IN THOUSANDS)

    Fixed maturities (NOTE 2).........   $ 6,904    $ 6,949   $ 6,752    $ 6,655
    Separate account assets...........    17,709     17,709    20,066     20,066
    Individual and group annuities....       319        313       339        333
    Separate account liabilities......    17,709     17,709    20,066     20,066